     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 8, 2019.
                                                            FILE NOS. 333-201800
                                                                       811-03240
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []


                             Post-Effective Amendment No. 15               [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 258                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (Name of Depositor)


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 831-3150


                               MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life
Insurance Company under variable annuity contracts.
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         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum Elite Variable Annuity;
                                                                                    Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum Elite Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    Elite Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                    CAPTION
--------------------------------------------------- -------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum Elite Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum Elite
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           VALIC SEPARATE ACCOUNT A
                    Polaris Platinum Elite Variable Annuity

                               -----------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage that we are currently offering. This Rate Supplement must be retained with the current prospectus.

The rates below apply for contracts issued on and after May 1, 2019. The rates may be different than those listed below for contracts issued prior to May 1, 2019.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

In each table below, the first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

[POLARIS INCOME PLUS FLEX]

Number of Covered Persons and Age of
Covered Person(s) on the Activation    [Polaris Income Plus  [Polaris Income Plus  [Polaris Income Plus
Date/(1)/                              Flex] Income Option 1 Flex] Income Option 2 Flex] Income Option 3
------------------------------------   --------------------- --------------------- ---------------------
One Covered Person (Age 45 - 59)       [4.0]% / [3.0]%/(2)/  [4.0]% / [3.0]%/(2)/    [3.25]% / [3.25]%

One Covered Person (Age 60 - 64)       [5.0]% / [3.0]%/(2)/  [5.0]% / [3.0]%/(2)/    [3.75]% / [3.75]%

One Covered Person (Age 65 - 71)         [6.5]% / [4.0]%       [7.5]% / [3.0]%       [5.25]% / [5.25]%

One Covered Person (Age 72 and Older)    [7.0]% / [4.0]%       [8.0]% / [3.0]%        [5.5]% / [5.5]%

Two Covered Persons (Age 45 - 59)      [3.5]% / [3.0]%/(3)/  [3.5]% / [3.0]%/(3)/     [3.0]% / [3.0]%

Two Covered Persons (Age 60 - 64)      [4.5]% / [3.0]%/(3)/  [4.5]% / [3.0]%/(3)/     [3.5]% / [3.5]%

Two Covered Persons (Age 65 - 71)        [6.0]% / [4.0]%       [7.0]% / [3.0]%       [4.75]% / [4.75]%

Two Covered Persons (Age 72 and Older)   [6.5]% / [4.0]%       [7.5]% / [3.0]%        [5.0]% / [5.0]%

[POLARIS INCOME PLUS DAILY FLEX]

Number of Covered Persons and Age of          [Polaris                [Polaris                [Polaris
Covered Person(s) on the Activation    Income Plus Daily Flex] Income Plus Daily Flex] Income Plus Daily Flex]
Date/(1)/                                  Income Option 1         Income Option 2         Income Option 3
------------------------------------   ----------------------- ----------------------- -----------------------
One Covered Person (Age 45 - 59)       [3.75]% / [2.75]%/(4)/  [3.75]% / [2.75]%/(4)/      [3.0]% / [3.0]%

One Covered Person (Age 60 - 64)       [4.75]% / [2.75]%/(4)/  [4.75]% / [2.75]%/(4)/     [3.50]% / [3.50]%

One Covered Person (Age 65 - 71)          [6.5]% / [4.0]%         [7.5]% / [3.0]%         [5.25]% / [5.25]%

One Covered Person (Age 72 and Older)     [7.0]% / [4.0]%         [8.0]% / [3.0]%          [5.5]% / [5.5]%

Two Covered Persons (Age 45 - 59)      [3.25]% / [2.75]%/(5)/  [3.25]% / [2.75]%/(5)/     [2.75]% / [2.75]%

Two Covered Persons (Age 60 - 64)      [4.25]% / [2.75]%/(5)/  [4.25]% / [2.75]%/(5)/     [3.25]% / [3.25]%

Two Covered Persons (Age 65 - 71)         [6.0]% / [4.0]%         [7.0]% / [3.0]%         [4.75]% / [4.75]%

Two Covered Persons (Age 72 and Older)    [6.5]% / [4.0]%         [7.5]% / [3.0]%          [5.0]% / [5.0]%

(1)If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65/th/ birthday.
(3)If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person's 65/th/ birthday.
(4)If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65/th/ birthday.
(5)If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65/th/ birthday.

Dated: May 1, 2019

               Please keep this Supplement with your Prospectus

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                             POLARIS Platinum Elite
                                   PROSPECTUS
                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               in connection with

                            VALIC SEPARATE ACCOUNT A

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

If you elect a living benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFITS for details.


UNDERLYING FUNDS:                                            MANAGED BY:
  Franklin Founding Funds Allocation VIP Fund                Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                   Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund             Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                       Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                 Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                        Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                    Lord, Abbett & Co. LLC
  SA AB Growth Portfolio(1)                                  AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                      AllianceBernstein L.P.
  SA Allocation Balanced Portfolio(8)                        SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio(8)                          SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio(8)                 SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio(8)                        SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio(8)            Capital Research and Management Company(2)
  SA American Funds Global Growth Portfolio                  Capital Research and Management Company(2)
  SA American Funds Growth Portfolio                         Capital Research and Management Company(2)
  SA American Funds Growth-Income Portfolio                  Capital Research and Management Company(2)
  SA American Funds VCP Managed Allocation Portfolio3, (8)   Capital Research and Management Company(2)
  SA BlackRock Multi-Asset Income Portfolio(8)               BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio(8)           BlackRock Investment Management, LLC
  SA Columbia Technology Portfolio                           Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                          Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                           SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                 SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                      Federated Investment Management Company
  SA Fidelity Institutional AM(SM) Real Estate Portfolio     FIAM LLC
  SA Fixed Income Index Portfolio                            SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio               SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                  Franklin Mutual Advisers, LLC(4)

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                                              MANAGED BY:
  SA Global Index Allocation 60/40 Portfolio(8)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio(8)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio(8)                SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio                       Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio5, (8)        Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio(8)                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(8)                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio(8)                       SunAmerica Asset Management, LLC
  SA International Index Portfolio                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio(8)                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio(8)                J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                          J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(6)                Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio (8)           QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Total Return Portfolio (8)                            Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio                                   SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio7, (8)                      Principal Global Investors, LLC
  SA PIMCO VCP Tactical Balanced Portfolio(8)                  Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio(8)   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio(8)              Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio (8)       T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio(8)                   T. Rowe Price Associates, Inc.
  SA Templeton Foreign Value Portfolio                         Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio(8)                       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio(8)                         SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio (8)                        SunAmerica Asset Management, LLC and T. Rowe Price
                                                               Associates, Inc.
  SA Wellington Capital Appreciation Portfolio                 Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio          Wellington Management Company LLP
  SA Wellington Real Return Portfolio                          Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio(8)             Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                      Wells Capital Management Incorporated

1 October 22, 2018, SA Boston Company Capital Growth Portfolio, SA Wellington
  Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.

2 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.

3 On December 17, 2018, SA American Funds VCP Managed Asset Allocation changed its name to SA American Funds VCP Managed Allocation Portfolio

4 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

5 On October 22, 2018, SA Goldman Sachs Multi-Asset Insights Allocation
  Portfolio changed its name to SA Goldman Sachs Multi-Asset Insights
  Portfolio.

6 October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg Mason
  BW Large Cap Value Portfolio.

7 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.

8 These Underlying Funds are available investment options for the [Polaris
  Income Plus Flex] living benefit.

                                       2

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                               TABLE OF CONTENTS
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GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  MAY 1, 2019...................................................   7
   Contract Owner Transaction Expenses..........................   7
   Contract Owner Annual Expenses...............................   7
   Optional Feature Expenses....................................   7
   Total Annual Portfolio Operating Expenses....................   7
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1,
  2019..........................................................   9
   Maximum Owner Transaction Expenses...........................   9
      Maximum Withdrawal Charges................................   9
   Separate Account Charges.....................................   9
   Additional Optional Feature Fees.............................   9
      Optional Polaris Income Plus and Polaris Income Builder
        Fee.....................................................   9
      Optional Polaris Income Plus Daily Fee....................   9
                                                                   9
      Total Annual Portfolio Operating Expenses.................  10
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  12
THE POLARIS PLATINUM ELITE VARIABLE ANNUITY.....................  14
PURCHASING A POLARIS PLATINUM ELITE VARIABLE
  ANNUITY.......................................................  14
   Allocation of Purchase Payments..............................  15
   Accumulation Units...........................................  16
   Free Look....................................................  17
   Exchange Offers..............................................  17
   Important Information for Military Servicemembers............  17
INVESTMENT OPTIONS..............................................  17
   Variable Portfolios..........................................  17
   Trusts.......................................................  19
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  19
      Franklin Templeton Variable Insurance Products Trust......  19
      Goldman Sachs Variable Insurance Trust....................  19
      Lord Abbett Series Fund, Inc..............................  19
      Anchor Series Trust.......................................  19
      Seasons Series Trust......................................  19
      SunAmerica Series Trust...................................  19
   Substitution, Addition or Deletion of Variable Portfolios....  23
   Fixed Accounts...............................................  23
      Secure Value Account......................................  24
   Dollar Cost Averaging Fixed Accounts.........................  24
   Dollar Cost Averaging Program................................  24
   Automatic Asset Rebalancing Program..........................  25
   Transfers During the Accumulation Phase......................  25
   Short-Term Trading Policies..................................  26
   Transfers During the Income Phase............................  28
   Voting Rights................................................  28
ACCESS TO YOUR MONEY............................................  28
   Penalty Free Withdrawal Amount...............................  29
   Systematic Withdrawal Program................................  30
   Nursing Home Waiver..........................................  31
OPTIONAL LIVING BENEFITS........................................  31
   [Polaris Income Plus Flex] and [Polaris Income Plus Daily
     Flex]......................................................  35
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS..................................  44
DEATH BENEFITS..................................................  48
   Beneficiary Continuation Programs............................  49
   Death Benefit Defined Terms..................................  50
   Death Benefit Options........................................  50
   Contract Value Death Benefit.................................  50
   Return of Purchase Payment Death Benefit.....................  51
   Maximum Anniversary Value Death Benefit......................  51
   Spousal Continuation.........................................  52
EXPENSES........................................................  52
   Separate Account Charges.....................................  52
   Withdrawal Charges...........................................  53
   Underlying Fund Expenses.....................................  53
   Contract Maintenance Fee.....................................  53
   Transfer Fee.................................................  54
   Optional Living Benefit Fees.................................  54
   Return of Purchase Payment Death Benefit Fee.................  55
   Maximum Anniversary Value Death Benefit Fee..................  55
   Premium Tax..................................................  55
   Income Taxes.................................................  55
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  55
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  55
ANNUITY INCOME OPTIONS..........................................  56
   The Income Phase.............................................  56
   Annuity Income Options.......................................  57
   Fixed or Variable Annuity Income Payments....................  58
   Annuity Income Payments......................................  58
   Deferment of Payments........................................  58
TAXES...........................................................  58
   Annuity Contracts in General.................................  58
   Tax Treatment of Purchase Payments...........................  59
   Tax Treatment of Distributions...............................  59
   Required Minimum Distributions...............................  61
   Tax Treatment of Death Benefits..............................  62
   Tax Treatment of Optional Living Benefits....................  62
   Contracts Owned by a Trust or Corporation....................  62
   Withholding..................................................  62
   Gifts, Pledges and/or Assignments of a Contract..............  63
   Diversification and Investor Control.........................  63
   Our Taxes....................................................  64
OTHER INFORMATION...............................................  64
   The Distributor..............................................  64
   The Company..................................................  64
   The Separate Account.........................................  65
   The General Account..........................................  65
   Financial Statements.........................................  65
   Administration...............................................  66
   Legal Proceedings............................................  66
   Registration Statements......................................  66
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  67
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE [POLARIS INCOME PLUS FLEX]
  AND [POLARIS INCOME PLUS DAILY FLEX] FEE...................... C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.................. D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017................................... F-1
APPENDIX G - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2019.......................................... G-1
APPENDIX H - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. H-1


                                       3

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to The Variable Annuity Life Insurance Company "VALIC". The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

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                                   HIGHLIGHTS
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The Polaris Platinum Elite Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM ELITE VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND
TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

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             FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2019
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------


MAXIMUM WITHDRAWAL CHARGES (See Withdrawal Charge Schedule below     8%
  for detail)
TRANSFER FEE (Per transfer after 15 transfers in any contract       $25
  year)
PREMIUM TAX(1)                                                      3.5%

WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS      1      2      3      4      5      6      7     8+
                                            8%     7%     6%     5%     4%     3%     2%     0%

Your contract provides for a penalty free withdrawal amount each year. PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------


CONTRACT MAINTENANCE FEE
(The contract maintenance fee is assessed annually and may be    $50
  waived if contract value is $75,000 or more.)
SEPARATE ACCOUNT CHARGES(2)
(Deducted from the average daily ending net asset value          1.15%
  allocated to the Variable Portfolios)

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually. [TO BE UPDATED BY AMENDMENT]






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 RETURN OF PURCHASE PAYMENT     0.15%
 MAXIMUM ANNIVERSARY VALUE      0.40%


LIVING BENEFITS(3)
(calculated as percentage of the Income Base and deducted from the contract value)


[POLARIS INCOME PLUS FLEX]
[POLARIS INCOME PLUS DAILY FLEX]

                        INITIAL FEE(4)   MAXIMUM FEE(4)
 One Covered Person        [1.25]%           2.50%
 Two Covered Persons       [1.25]%           2.50%



 [LIFETIME INCOME OPTION CHANGE FEE(5)]     [0.25]%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF DECEMBER 31, 2018)
--------------------------------------------------------------------------------
[TO BE UPDATED BY AMENDMENT]


The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.


                                                                     MINIMUM(6)     MAXIMUM(7)
Expenses include management fees, other expenses and 12b-1 fees,      [0.47]%        [1.98]%
  if applicable.


FOOTNOTES TO THE FEE TABLE:

 1 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 2 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

                                       7

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

 3 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 4 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE [POLARIS INCOME PLUS FLEX] AND [POLARIS INCOME PLUS DAILY FLEX] FEE. Consistent with the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA American Funds VCP Managed Allocation, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, SA PIMCO VCP Tactical Balanced, SA VCP Index Allocation or SA Invesco VCP Equity-Income Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than [0.1625%]([0.40% + [0.25%]]/ 4) for the first Benefit Quarter immediately following the Activation Date.

 5 You elect [Polaris Income Plus Flex] or [Polaris Income Plus Daily Flex] and you change your Income Option on the Activation Date, the one-time Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the living benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.

 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2017. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2019 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.

 7 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2017. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.81% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees.


                                       8

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              FEE TABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
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IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2019, THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES1


  (as a percentage of each Purchase Payment)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


  CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND APRIL 30, 2019:


  Separate Account Charge(4)........................ 1.15%
  Optional Return of Purchase Payment Death
     Benefit Fee.................................... 0.15%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................... 0.40%
                                                     ----
     Maximum Separate Account Annual Expense........ 1.55%
                                                     ====

CONTRACTS ISSUED PRIOR TO MAY 1, 2017:


  Separate Account Charge(4)........................ 1.30%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................... 0.25%
                                                     ----
     Maximum Separate Account Annual Expense........ 1.55%
                                                     ====


ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(5)
(Polaris Income Plus is not available for election after May 1, 2019 and Polaris Income Builder is not available for election after May 1, 2018)

CONTRACTS ISSUED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.00%          2.50%
  For Two Covered Persons.....      1.25%          2.50%

CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

OPTIONAL POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(5)
(Polaris Income Plus Daily is not available for election after May 1, 2019)

CONTRACTS ISSUED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.15%          2.50%
  For Two Covered Persons.....      1.35%          2.50%

CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.25%          2.20%
  For Two Covered Persons.....      1.45%          2.70%

CONTRACTS ISSUED PRIOR TO MAY 1, 2017:


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%



                                       9

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2018)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................   [0.47%]      [1.98%]

FOOTNOTES TO THE FEE TABLE:
 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4    5    6    7   8+
                          8%   7%   6%   5%   4%   3%   2%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you purchased your contract on or after May 1, 2017 and did not elect the Return of Purchase Payment or Maximum Anniversary Value death benefits, your total separate account annual expenses would be 1.15%. If you purchased your contract prior to May 1, 2017 and you did not elect the available Maximum Anniversary Value death benefit, your total separate account expense is 1.30% and includes the return of Purchase Payment death benefit.

 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2018, please see APPENDIX G for a description of the living benefit you may have elected.

 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE. Consistent with the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA American Funds VCP Managed Allocation, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, SA PIMCO VCP Tactical Balanced, SA VCP Index Allocation or SA Invesco VCP Equity-Income Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

                                       10

 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX G -- LIVING BENEFIT(S) FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 for applicable formula. Consistent with the investment requirements associated with the living benefit, a portion of your assets may be invested in the SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, SA PIMCO VCP Tactical Balanced, SA VCP Index Allocation or SA Invesco VCP Equity-Income Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 8 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2017. There is a contractual agreement with Anchor Series Trust under which it will waive 0.81% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2017. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2019 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.


                                       11

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--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[TO BE UPDATED BY AMENDMENT]


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017)
(assuming separate account annual expenses of 1.55% (including the Maximum
      Anniversary Value death benefit), the optional [Polaris Income Plus Daily Flex] feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of [1.98]%*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,214      $2,227      $3,215      $5,673

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $414      $1,627      $2,815      $5,673


MINIMUM EXPENSE EXAMPLES
(FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017)
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of [0.47]%**)




(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $966      $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $523        $904        $1,973





MAXIMUM EXPENSE EXAMPLES

(FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017)
(assuming separate account annual expenses of 1.95% (including the Maximum
      Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.98%*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,224      $2,273      $3,291      $5,802

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $424      $1,673      $2,891      $5,802

MINIMUM EXPENSE EXAMPLES
(FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017)
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)




(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $966      $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $523        $904        $1,973

                                       12

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. ADDITIONAL INFORMATION ON THE UNDERLYING FUND FEES CAN BE FOUND IN THE TRUST PROSPECTUSES.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples for contracts issued on or after October 9, 2017 assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year. The Maximum Expense Examples for contracts issued prior to October 9, 2017 reflect the highest combination of fees and expenses offered and assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflect the Anchor Series Trust 0.81% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       13

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                          THE POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                      PURCHASING A POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


                                       14



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
      Qualified(1)       $ 4,000             $500           $100
     Non-Qualified(1)    $10,000             $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We will not allow anyone age 86 or older to add additional Purchase Payments after the contract issue date. The attained age restrictions to add additional Purchase Payments may vary depending on your election of an optional living benefit or optional death benefit as follows:


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        86                    81                      81

We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).

We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by VALIC, American General Life Insurance Company ("AGL") and/or The United States Life Insurance Company in the City of New York ("US Life") to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       15



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
Annuity Service Center
P.O. Box 101641
Pasadena, CA 91189-1641


EXPRESS DELIVERY:

Overnight deliveries of Purchase Payments can only be accepted at the following address:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the next NYSE business day by a factor for the current NYSE business day.

The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


                                       16



FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.


IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of the following values without deduction of fees and charges:

     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.


PLEASE SEE YOUR CONTRACT AND THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will


                                       17



make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


                                       18



TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO

            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The


                                       19



            Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA AMERICAN FUNDS VCP MANAGED ALLOCATION PORTFOLIO
            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA VCP INDEX ALLOCATION PORTFOLIO

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.


ASSET ALLOCATION


UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 Franklin Founding Funds Allocation VIP Fund(1)              Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio(1)                           SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio(1)                  SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio(2)             Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio                   BlackRock Investment Management, LLC         AST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(3)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST

1 This Underlying Fund is a Fund-of-Funds.

2 This Underlying Fund is a Master-Feeder fund.

3 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.

                                       20

BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK


UNDERLYING FUNDS                                            MANAGED BY:                                      TRUST
---------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund(4)                    Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(4)                              Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                        Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                    Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                     AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                      AllianceBernstein L.P.                           SAST
 SA American Funds Global Growth Portfolio(5)               Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio(5)                      Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio(5)               Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                           Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(4)                        SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                 SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(SM) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                  Franklin Advisory Services, LLC                  SAST
 SA International Index Portfolio                           SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio                  Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                          Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                        J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                               SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                         SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio                 Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                          Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(4)          Massachusetts Financial Services Company         SAST
 SA Mid Cap Index Portfolio                                 SunAmerica Asset Management, LLC                 SAST
 SA Morgan Stanley International Equities Portfolio         Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio             OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio        Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                               SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                       Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio               Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                    Wells Capital Management Incorporated            SAST

4 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

5 This Underlying Fund is also a Master-Feeder fund.

                                       21

VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS                                         MANAGED BY:                                                   TRUST
-------------------------------------------------------- ------------------------------------------------------------- ------
 SA American Funds VCP Managed Allocation Portfolio5,6   Capital Research and Management Company                       SAST
 SA BlackRock VCP Global Multi Asset Portfolio(6)        BlackRock Investment Management, LLC                          SAST
 SA Invesco VCP Equity-Income Portfolio                  Invesco Advisers, Inc.                                        SAST
 SA PIMCO VCP Tactical Balanced Portfolio                Pacific Investment Management Company LLC                     SAST
 SA Schroders VCP Global Allocation Portfolio            Schroder Investment Management North America                  SAST
 SA T. Rowe Price VCP Balanced Portfolio                 T. Rowe Price Associates, Inc.                                SAST
 SA VCP Dynamic Allocation Portfolio(6)                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Dynamic Strategy Portfolio(6)                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Index Allocation Portfolio(6)                    SunAmerica Asset Management, LLC and T. Rowe Price            SAST
                                                         Associates, Inc.

5 This Underlying Fund is also a Master-Feeder fund.

6 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       22



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


                                       23



Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:

  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.


                                       24



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


                                       25




TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.

Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.


                                       26



     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not


                                       27



enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE

                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a


                                       28



result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty free withdrawal amount each contract year during the applicable withdrawal period. The penalty free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual penalty free withdrawals and withdrawal charges.

YOUR MAXIMUM ANNUAL PENALTY FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT ON OR AFTER THE ACTIVATION DATE BELOW.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty free.

If, in any contract year, you choose to take less than the full penalty free withdrawal amount, then you may not carry over the unused amount as an additional penalty free withdrawal in subsequent years.


Penalty Free Withdrawal Amount and the Living Benefit on or after the Activation Date

If you elect a living benefit, your Lifetime Income is not assessed withdrawal charges i.e. penalty-free. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal and affects the calculation of your Income Base, Income Credit Base, if applicable, and future Lifetime Income. If the portion of any withdrawal taken under a living benefit exceeds the 10% penalty-free withdrawal amount, the amount in excess will be subject to a withdrawal charge. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS FLEX]?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS DAILY FLEX]?" UNDER OPTIONAL LIVING BENEFITS.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) on or after the Activation Date is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty free withdrawal amount and was taken on or after the Activation Date. You may also take up to an additional $4,000 that contract year on or after the Activation Date as a penalty free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.

When you make a partial withdrawal, we deduct it from any remaining annual penalty free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

     D=  Your full contract value ($85,000) available for total withdrawal


                                       29



Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN PENALTY FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals

Partial Withdrawals under an optional living benefit are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


Total Withdrawals

We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate living benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living


                                       30



benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will reduce the amount of each remaining systematic withdrawal within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS ON OR AFTER THE ACTIVATION DATE, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS


The optional living benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the living benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional living benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional living benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the covered person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. Any amounts that we may pay under the feature in addition to your contract value are subject to the Company's financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.

Please read carefully the more detailed description of each living benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.


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Below is a summary of the key features of the optional living benefits offered in your contract followed by a glossary of defined terms used to describe the living benefits.

[POLARIS INCOME PLUS FLEX(SM)] offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect [Polaris Income Plus Flex], you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the "Activation Date").

[Polaris Income Plus Flex] allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the "Covered Person Change") and 2) Income Options (the "Income Option Change") on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of one of the original Covered Person(s). The feature also allows withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any withdrawals will proportionately reduce the Income Base, Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

Prior to Activation Date, if withdrawals are taken, the 6% Income Credit is not reduced, but any applicable Income Credit amount is reduced because it will be based on the proportionally reduced Income Credit Base.

On or after the Activation Date, the 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can continue to increase during the first 12 years even after starting withdrawals. After the first 12 years, the Income Base may only increase to the Higher Anniversary Value.

If the Activation Date is after the 12th contract anniversary, and you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary.

[POLARIS INCOME PLUS DAILY FLEX(SM)] offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect [Polaris Income Plus Daily Flex], you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the "Activation Date").

[Polaris Income Plus Daily Flex] allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the "Covered Person Change") and 2) Income Option (the "Income Option Change") on the Activation Date. The Covered Person(s) Change is permitted where there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of the original Covered Person(s). The feature also allows withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any withdrawals will proportionately reduce the Income Base, and Purchase Payments used to calculate the Minimum Income Base.

Prior to the Activation Date, Income Base step-ups, if any, occur on a daily basis. The initial Income Base is the initial Purchase Payment reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.

After the Activation Date, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, after the Activation Date, but prior to the specified Benefit Year, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base is a specified percentage of the Income Base on the Benefit Year Anniversary when the adjustment occurs. The Minimum Income Base is a specified percentage of the Purchase Payments, reduced proportionately for withdrawals taken prior to the Activation Date.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

These optional living benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The living benefits are designed to provide the contract owner(s) lifetime income with the flexibility to activate income at any time. The guaranteed rising income component available on [Polaris Income Plus Flex] offers an additional benefit to those who elect an Activation Date soon after the contract is issued. Unlike [Polaris Income Plus Flex], [Polaris Income Plus Daily Flex] does not offer guaranteed rising income. [Polaris Income Plus Daily Flex] allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE


                                       32



SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefits.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the living benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE BENEFITS.


LIVING BENEFIT DEFINED TERMS

ACTIVATION DATE

The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. Please see SPOUSAL CONTINUATION below.

BENEFIT EFFECTIVE DATE

The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.

BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.

BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.

CONTRACT YEAR

Each consecutive one year period starting on the Contract Issue Date.

COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

COVERED PERSON CHANGES

The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.

EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

HIGHER ANNIVERSARY VALUE

For [Polaris Income Plus Flex], the current Anniversary Value that is greater than the current Income Base.

INCOME BASE

The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For [Polaris Income Plus Flex] only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                    INCOME CREDIT
                        (AS A                INCOME                   INCOME
                    PERCENTAGE OF      CREDIT AVAILABILITY     CREDIT AVAILABILITY
    OPTIONAL          THE INCOME          PRIOR TO THE             ON OR AFTER
 LIVING BENEFIT      CREDIT BASE)        ACTIVATION DATE         ACTIVATION DATE
 [Polaris                6%            Available during         Available during
 Income Plus                         the first 12 Benefit     the first 12 Benefit
 Flex]                                Years - the Income       Years - the Income
                                        Credit Base and        Credit is reduced,
                                        Income Base are        but not eliminated
                                            reduced              in any Benefit
                                      proportionally for          Year in which
                                        any withdrawals            cumulative
                                      taken prior to the         withdrawals are
                                        Activation Date        less than 6% of the
                                                                 Income Base and
                                                                not greater than
                                                                   the Maximum
                                                                Annual Withdrawal
                                                                     Amount
 [Polaris                                      Not available
 Income Plus
 Daily Flex]

                                       33



INCOME CREDIT BASE
For [Polaris Income Plus Flex] only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD

For [Polaris Income Plus Flex] only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

INCOME OPTION CHANGE

A one-time opportunity to change the Income Option of your initial living benefit election on the Activation Date. However, upon a change to the Income Option, the quarterly fee for the living benefit will increase.

INVESTMENT REQUIREMENTS

We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.

LIFE CHANGE EVENT

The Covered Person(s) may be changed due to Marriage, Divorce or Death prior to the Activation Date.

LIFETIME INCOME

Any withdrawal taken on or after the Activation Date and is considered a withdrawal of all or part of the Maximum Annual Withdrawal Amount

MAXIMUM ANNUAL WITHDRAWAL AMOUNT

The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable. For [Polaris Income Plus Flex] only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.

MINIMUM INCOME BASE (FOR [POLARIS INCOME PLUS FLEX] ONLY)

If you activate Lifetime Income before the 12th Benefit Anniversary, you will not be eligible to receive the guaranteed Minimum Income Base amount. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used to determine the Minimum Income Base. However, if you activate Lifetime Income on or after your 12th Benefit Anniversary, you are eligible for the guaranteed Minimum Income Base amount, which is a percentage of Purchase Payments as shown:


    MINIMUM INCOME BASE
           PERIOD
 (IF ACTIVATION DATE IS ON          MINIMUM INCOME BASE PERCENTAGE
 OR AFTER THE 12TH BENEFIT         (AS A PERCENTAGE OF THE PURCHASE
     YEAR ANNIVERSARY)                         PAYMENTS)
        12th Benefit Year     200% of Purchase Payments received in the
         Anniversary                    1st Benefit Year, plus
                               100% of Purchase Payments received after
                                         the 1st Benefit Year

The Minimum Income Base is determined on the 12th Benefit Year Anniversary during the Minimum Income Base Period provided the Activation Date is on or after the 12th Benefit Year Anniversary.

MINIMUM INCOME BASE (FOR [POLARIS INCOME PLUS DAILY FLEX] ONLY)

The guaranteed Minimum Income Base amount is specified as a percentage of the Purchase Payments and is available during the Minimum Income Base period provided the Activation Date is after each Benefit Year Anniversary indicated during the Minimum Income Base period as follows:

    MINIMUM INCOME BASE PERIOD          MINIMUM INCOME BASE
 (LIFETIME INCOME IS NOT ACTIVATED          PERCENTAGE*
     PRIOR TO THE BENEFIT YEAR        (AS A PERCENTAGE OF THE
           ANNIVERSARY)                 PURCHASE PAYMENTS)
 1st Benefit Year Anniversary                           105%
 2nd Benefit Year Anniversary                           110%
 3rd Benefit Year Anniversary                           115%
 4th Benefit Year Anniversary                           120%
 5th Benefit Year Anniversary                           125%
 6th Benefit Year Anniversary                           130%
 7th Benefit Year Anniversary                           135%
 8th Benefit Year Anniversary                           140%
 9th Benefit Year Anniversary                           145%
 10th Benefit Year Anniversary                          150%
 11th Benefit Year Anniversary                          155%
 12th Benefit Year Anniversary                          160%
 13th Benefit Year Anniversary                          165%
 14th Benefit Year Anniversary                          170%
 15th Benefit Year Anniversary                          175%

* The Minimum Income Base percentage is also known as a simple interest rate "roll-up."

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period prior to the Activation Date.

The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments (including subsequent Purchase Payments) as long as the Activation Date is not prior to that Benefit Year Anniversary. Prior to the Activation Date, any withdrawals taken will proportionally reduce the Purchase Payments used


                                       34



in the calculation of the Minimum Income Base. Upon the Activation Date during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.

PROTECTED INCOME PAYMENT

The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date and the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.

STEP-UP VALUE

For [Polaris Income Plus Daily Flex] only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily prior to the Activation Date.


[POLARIS INCOME PLUS FLEX] AND [POLARIS INCOME PLUS DAILY FLEX]


HOW DOES [POLARIS INCOME PLUS FLEX] WORK?

[Polaris Income Plus Flex] locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' Lifetime Income. The Income Base is initially equal to the first Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Higher Anniversary Value, or (2) the current Income Base increased by any available Income Credit. Please refer to Minimum Income Base under Living Benefit Defined Terms for detailed information. PLEASE SEE "HOW DO INCREASES IN THE INCOME BASE IMPACT MY LIFETIME INCOME FOR [POLARIS INCOME PLUS FLEX]?" BELOW.


HOW DOES [POLARIS INCOME PLUS DAILY FLEX] WORK?

[Polaris Income Plus Daily Flex's] Income Base is increased by locking in daily Step-up Values. The Income Base is the basis for the Covered Person(s)' Lifetime Income. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. Prior to the Activation Date, the Income Base is increased to the daily Step-up Value immediately. On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. Please refer to Minimum Income Base under Living Benefit Defined Terms for detailed information. PLEASE SEE "HOW DO INCREASES IN THE INCOME BASE IMPACT MY LIFETIME INCOME FOR [POLARIS INCOME PLUS DAILY FLEX]?" BELOW.

WHAT ARE THE DIFFERENCES BETWEEN [POLARIS INCOME PLUS FLEX] AND [POLARIS INCOME PLUS DAILY FLEX]?


      LIVING BENEFIT          [POLARIS INCOME PLUS       [POLARIS INCOME PLUS
        PARAMETER                     FLEX]                  DAILY FLEX]
                                          [1.25]% One Covered Person
    Initial Annual Fee*                   [1.25]% Two Covered Persons
                              Minimum Income Base
                              Percentage: 200% of
                                                          Range of Minimum
                               Purchase Payments
                                                             Income Base
                            received in 1st Benefit
                                                        Percentage**: 105% -
                                      Year
                                                                175%
                                100% of Purchase
                                                         Minimum Income Base
                               Payments received
                                                         Period: Years 1-15;
                             after 1st Benefit Year
                                                         upon the Activation
                              Minimum Income Base         Date, no further
                              Period: 12 years if       adjustments are made
                               Lifetime Income is          to the Minimum
   Minimum Income Base           NOT activated               Income Base
                                6% Income Credit
                             available in first 12
                              Benefit Years - the
                               Income Credit Base
                              and Income Base are
                                    REDUCED
                              PROPORTIONATELY for
                             any withdrawals taken
  Income Credit - Prior     prior to the Activation
 to the Activation Date               Date                       N/A
                                6% Income Credit
                               available in first
                             12Benefit Years - the
                                Income Credit is
                                REDUCED, BUT NOT
                               ELIMINATED in any
                               Benefit Year on or
                              after the Activation
                                 date in which
                                   cumulative
                              withdrawals are less
                             than 6% of the Income
                              Base and not greater
  Income Credit - On or         than the Maximum
   After the Activation        Annual Withdrawal
           Date                      Amount                      N/A
   Frequency of Step-up
          Values                     Annual                     Daily
                                                       [Allocation Structure:
                                                         10% in Secure Value
                                                               Account
                              10% in Secure Value
                                                           90% in Variable
                                    Account
                                                             Portfolios
                                90% in Variable            (total of [29]
                                   Portfolios                investment
        Investment               (total of [18]          options)Build Your
        Requirements          investment options)          Own Allocation]

* If the Income Option is changed on the Activation Date, then the annual fee will increase by [0.0625]% on a quarterly basis. Please refer to Appendix C for numerical examples.

** For [Polaris Income Plus Daily Flex], the Minimum Income Base percentage is also known as a simple interest rate "roll-up."

THE CURRENT WITHDRAWAL PERCENTAGES APPLICABLE TO EACH OPTIONAL LIVING BENEFIT ARE SET FORTH IN THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT


                                       35



PERCENTAGES SUPPLEMENT (["RATE SHEET SUPPLEMENT"]) THAT MUST ACCOMPANY THIS PROSPECTUS.


ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS FOR [POLARIS INCOME PLUS FLEX] INCOME OPTION 1, 2 OR 3

If you elect [Polaris Income Plus Flex] Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:


 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


                                       36



INVESTMENT REQUIREMENTS FOR [POLARIS INCOME PLUS DAILY FLEX] INCOME OPTION 1, 2 OR 3

If you elect [Polaris Income Plus Daily Flex], you must allocate your assets in accordance with one of the following options:


 10% Secure       [Allocation Structure] Up to 90% in one or more
 Value Account    of the following Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Strategic Multi-Asset
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  INDEX FUND-OF-FUNDS PORTFOLIOS:
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.]


[Build Your Own Allocation]

You must allocate your assets in accordance with the following: 10% in the Secure Value Account. The other 90% must be allocated in one of the following Investment Groups:


                          INVESTMENT GROUP A
        INVESTMENT REQUIREMENT MINIMUM 20% MAXIMUM 100%
 MONEY MARKET PORTFOLIO:
 Goldman Sachs VIT Government Money Market Fund
 FIXED INCOME PORTFOLIOS:
 SA DFA Ultra Short Bond
 SA Federated Corporate Bond
 SA Fixed Income Index
 SA Fixed Income Intermediate Index
 SA Goldman Sachs Global Bond
 SA JPMorgan MFS Core Bond
 SA Wellington Government & Quality Bond
 SA Wellington Real Return
 DCA FIXED ACCOUNTS*
 6-Month DCA
 1-Year DCA
 FIXED ACCOUNTS
 1-Year Fixed (if available)

----------------------------------------------------
                          INVESTMENT GROUP B
        INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM 80%**
 EQUITY PORTFOLIOS:
   GLOBAL PORTFOLIOS:
   SA American Funds Global Growth
   SA JPMorgan Global Equities
   LARGE CAP PORTFOLIOS:
   Invesco VI American Franchise
   Invesco VI Comstock
   Invesco VI Growth and Income
   Lord Abbett Growth and Income
   SA AB Growth
   SA American Funds Growth
   SA American Funds Growth-Income
   SA Dogs of Wall Street
   SA Janus Focused Growth
   SA JPMorgan Equity-Income
   SA Large Cap Growth Index
   SA Large Cap Index
   SA Large Cap Value Index
   SA Legg Mason BW Large Cap Value
   SA MFS Blue Chip Growth
   SA MFS Massachusetts Investors Trust
   SA Oppenheimer Main Street Large Cap
   SA Wellington Capital Appreciation
   SMALL & MID CAP PORTFOLIOS:
   SA AB Small & Mid Cap Value
   SA JPMorgan Mid-Cap Growth
   SA Mid Cap Index
   SA WellsCap Aggressive Growth
 INDEX FUND-OF-FUNDS PORTFOLIOS:
 Franklin Income VIP Fund
 SA Global Index Allocation 60/40
 SA Global Index Allocation 75/25
 SA Global Index Allocation 90/10
 SA Index Allocation 60/40
 SA Index Allocation 80/20
 SA Index Allocation 90/10
 INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
 Franklin Founding Funds Allocation VIP Fund
 SA American Funds Asset Allocation
 SA BlackRock Multi-Asset Income

                                       37




               INVESTMENT GROUP B - CONTINUED
       INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM
                     80%**
 SA Goldman Sachs Multi-Asset Insights
 SA JPMorgan Diversified Balanced
 SA Legg Mason Tactical Opportunities
 SA MFS Total Return
 SA PGI Asset Allocation
 SA Putnam Asset Allocation Diversified Growth
 SA T. Rowe Price Asset Allocation Growth
 SA Wellington Strategic Multi-Asset
 ACTIVELY MANAGED FUND-OF-FUNDS:
 SA Allocation Balanced
 SA Allocation Growth
 SA Allocation Moderate
 SA Allocation Moderate Growth
 VOLATILITY CONTROL PORTFOLIOS:
 SA American Funds VCP Managed Allocation
 SA BlackRock VCP Global Multi Asset
 SA Invesco VCP Equity-Income
 SA PIMCO VCP Tactical Balanced
 SA Schroders VCP Global Allocation
 SA T. Rowe Price VCP Balanced
 SA VCP Dynamic Allocation
 SA VCP Dynamic Strategy
 SA VCP Index Allocation

-------------------------------------------------
                        INVESTMENT GROUP C
       INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM
                     30%***
 EQUITY PORTFOLIOS:
   INTERNATIONAL PORTFOLIOS:
   SA Emerging Markets Equity Index
   SA International Index
   SA JPMorgan Emerging Markets
   SA Morgan Stanley International Equities
   SA Putnam International Growth & Income
   SA Templeton Foreign Value
   SMALL CAP PORTFOLIOS:
   SA Franklin Small Company Value
   SA Invesco Growth Opportunities
   SA Small Cap Index
   SPECIALTY PORTFOLIOS:
   SA Columbia Technology
   SA Fidelity Institutional AM(SM) Real Estate
   SA PineBridge High-Yield Bond

* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

** You may invest up to a maximum of 40% in an individual Variable Portfolio within this Investment Group.

*** You may invest up to a maximum of 10% in an individual Variable Portfolio within this Investment Group.]


HOW DO MY INVESTMENT REQUIREMENTS IMPACT MY FEATURE AND CONTRACT?

Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while the Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.


                                       38



If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


WHAT ARE THE FACTORS USED TO CALCULATE [POLARIS INCOME PLUS FLEX]?

The benefit offered by [Polaris Income Plus Flex] is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date. Please refer to Minimum Income Base under Living Benefit Defined Terms for information on the additional guarantee provided if the Activation Date is on or after the 12th Benefit Year.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6.0% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Prior to the Activation Date, if no withdrawals are taken during the Benefit Year, the Income Credit applied to the Income Base is not reduced.

On or after the Activation Date, the Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6.0% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the Income Option you elected on the Activation Date.

For example, if you are age 65, have activated Lifetime Income, elected [Polaris Income Plus Flex] Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to [4]% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from [6.5]% to [2.5]%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the Income Option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65, have activated Lifetime Income, elected two Covered Persons and take cumulative withdrawals that are equal to [6.1]% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and
3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.


                                       39



FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS FLEX]?" BELOW.

PLEASE SEE APPENDIX C FOR DETAILED NUMERICAL EXAMPLES OF YOUR LIVING BENEFIT.


WHAT ARE THE FACTORS USED TO CALCULATE [POLARIS INCOME PLUS DAILY FLEX]?

The benefit offered by [Polaris Income Plus Daily Flex] is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and
3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS DAILY FLEX]?" BELOW.

PLEASE SEE APPENDIX C FOR DETAILED NUMERICAL EXAMPLES OF YOUR LIVING BENEFIT.

HOW DO INCREASES IN THE INCOME BASE AND INCOME CREDIT BASE IMPACT MY LIFETIME INCOME FOR [POLARIS INCOME PLUS FLEX]?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided that Lifetime Income withdrawals have not begun before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Higher Anniversary Value, if the Income Base is increased to the Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHER ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.


HOW DO INCREASES IN THE INCOME BASE IMPACT MY LIFETIME INCOME FOR [POLARIS INCOME PLUS DAILY FLEX]?

IF NO WITHDRAWALS HAVE BEEN TAKEN, THE INCOME BASE IS INCREASED DAILY TO THE STEP-UP VALUE.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.

After the first withdrawal has been taken, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.


                                       40



If the contract value has been reduced to zero, the Income Base will no longer be recalculated.


WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS FLEX]?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you activate Lifetime Income before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Prior to the Activation Date

Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.

Additionally, any withdrawal taken will reduce the Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base. The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base during the Income Credit Period. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.

On or after the Activation Date

Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. In addition, you will not be eligible for an Income Credit, if applicable, in that Benefit Year.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS AFTER THE ACTIVATION DATE IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS DAILY FLEX]?

The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation


                                       41



of the Minimum Income Base may change over time as a result of the timing and amount of withdrawals.

Prior to the Activation Date

Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.

Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.

On or after the Activation Date

Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS AFTER THE ACTIVATION DATE IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     MINIMUM INCOME BASE: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will longer increase on the next Benefit Anniversary.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you


                                       42



are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


WHAT IS THE FEE FOR [POLARIS INCOME PLUS FLEX] AND [POLARIS INCOME PLUS DAILY FLEX]?

The fee for [Polaris Income Plus Flex] and [Polaris Income Plus Daily Flex] is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:


[POLARIS INCOME PLUS FLEX] FEE
POLARIS INCOME PLUS DAILY FLEX] FEE


                                                                    MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                  DECREASE OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL         BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 One Covered Person       [1.25]%      [2.50]%       0.60%      (+or-)[0.40]%
 Two Covered Persons      [1.25]%      [2.50]%       0.60%      (+or-)[0.40]%

* The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than [0.1625%]([0.40% + [0.25%]]/ 4) for the first Benefit Quarter immediately following the Activation Date.

If you change your Income Option election on the Activation Date, a one-time annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:


 [LIFETIME INCOME OPTION CHANGE FEE]    [0.25%]

The fee is deducted quarterly, and the quarterly fee rate is [0.0625]%
   (0.25%/4). The sum of the living benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE [POLARIS INCOME PLUS FLEX] AND [POLARIS INCOME PLUS DAILY FLEX] FEE.

For [Polaris Income Plus Flex], an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether you activate Lifetime Income.

For [Polaris Income Plus Daily Flex], an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the Living Benefits, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA American Funds VCP Managed Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

                                       43



Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.

PLEASE SEE APPENDIX G -- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.


WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?

PRIOR TO THE ACTIVATION DATE:
If the contract value is reduced to zero, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.

ON OR AFTER THE ACTIVATION DATE:
If the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for [Polaris Income Plus Flex], an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

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                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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WHEN AND HOW MAY I ELECT A LIVING BENEFIT?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


[POLARIS INCOME PLUS FLEX] AND [POLARIS INCOME PLUS DAILY FLEX]:


                                     COVERED PERSON
    NUMBER OF OWNERS        MINIMUM AGE(1)     MAXIMUM AGE(2)
         One Owner               45                 80
      Joint Owners(3)            45                 80

(1) Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.

(2) Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.

(3) Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


WHAT ARE THE ALLOWABLE CHANGES TO COVERED PERSON(S) PRIOR TO THE ACTIVATION
DATE?

You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements above.

     o MARRIAGE - If there is one covered person, you may add your spouse as the second covered person;

     o DIVORCE - If there are two covered persons, you may remove one of the covered persons as a result of divorce;

     o DEATH - Upon the death of one of the covered persons, you may remove the deceased covered person.


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WHAT ARE THE ALLOWABLE CHANGES TO COVERED PERSON(S) ON THE ACTIVATION DATE?


    NUMBER OF OWNERS AND        ALLOWED CHANGES TO COVERED PERSON(S)
      COVERED PERSONS                  ON THE ACTIVATION DATE
  Single Owned Contract &      Add Spouse as the second Covered Person
      One Covered Person
  Single Owned Contract &        Remove or Change the second Covered
   Two Covered Persons(1)        Person who is not the Single Owner
 Jointly Owned Contract &       Add Joint Owner as the second Covered
      One Covered Person                       Person
 Jointly Owned Contract &      Remove or Change either Covered Person
   Two Covered Persons(1)

(1) You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.

Your Lifetime Income will change as a result of removing or adding a Covered Person(s). PLEASE REFER TO THE [RATE SHEET SUPPLEMENT] FOR REFERENCE TO THE CURRENT MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENTS PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.


IF I OWN A QUALIFIED CONTRACT, HOW DO REQUIRED MINIMUM DISTRIBUTIONS IMPACT MY LIVING BENEFIT?

PRIOR TO THE ACTIVATION DATE, Required Minimum Distributions ("RMD) will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base.

ON OR AFTER THE ACTIVATION DATE, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS FLEX]?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON [POLARIS INCOME PLUS DAILY FLEX]?" ABOVE.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

On or after the Activation Date, we will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected [Polaris Income Plus Flex] and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


WHAT HAPPENS TO MY LIVING BENEFIT UPON A SPOUSAL CONTINUATION IF I ELECTED ONE COVERED PERSON?

PRIOR TO THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, with the Living Benefit and its corresponding fee. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, if the contract value is greater than zero, the beneficiary must make a death claim, which terminates the Living Benefit and the contract.

If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, with the Living Benefit and its corresponding fee. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, if the contract value is greater than zero, the beneficiary must make a death claim, which terminates the Living Benefit and the contract.

ON OR AFTER THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or


                                       45




     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, with the Living Benefit and its corresponding fee.


WHAT HAPPENS TO MY LIVING BENEFIT UPON A SPOUSAL CONTINUATION IF I ELECTED TWO COVERED PERSONS?

PRIOR TO THE ACTIVATION DATE, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, with the Living Benefit and its corresponding fee. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, if the contract value is greater than zero, the beneficiary must make a death claim, which terminates the Living Benefit and the contract.

ON OR AFTER THE ACTIVATION DATE, upon the first of the two Covered Person's death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:

     1. Continue the contract if the contract value is greater than zero, with the Living Benefit and its corresponding fee; or

     2. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract.

The spousal continuation contribution, if any, is included in anniversary values for purposes of determining the Income Base after the continuation date. Spousal Continuation Contributions are not considered Purchase Payments and are not included in the calculation of the Income Base.

The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. PLEASE SEE "HOW
DOES [POLARIS INCOME PLUS FLEX] WORK?" AND "HOW DOES [POLARIS INCOME PLUS DAILY FLEX] WORK?" ABOVE.


FOR [POLARIS INCOME PLUS FLEX] ONLY

If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if Lifetime Income was activated not during the first 12 Benefit Years following the Benefit Effective Date.


FOR [POLARIS INCOME PLUS DAILY FLEX] ONLY

If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.


CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MY LIVING BENEFIT UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?

If you begin the Income Phase and the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the


                                       46




          Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or

     3.   Fully surrender your Contract; or

     4.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Higher Anniversary Values or additional Income Credits if you elected [Polaris Income Plus Flex]; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected [Polaris Income Plus Daily Flex].

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


CAN I ELECT TO CANCEL MY LIVING BENEFIT?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL [POLARIS INCOME PLUS FLEX] OR [POLARIS INCOME PLUS DAILY FLEX]?

Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure
Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


ARE THERE CIRCUMSTANCES UNDER WHICH MY LIVING BENEFIT WILL BE AUTOMATICALLY CANCELLED?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


                                       47




Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

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                                 DEATH BENEFITS
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

Certain death benefit options are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


           OWNER               PAYABLE UPON DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by VALIC, AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or


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     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.


We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o Variable Portfolios may differ from those available to the original Owner; and

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.


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     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase
Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:

     o If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.

     o Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS FOR MORE INFORMATION ON PURCHASE PAYMENT RESTRICTIONS.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the living benefits described above.


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Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


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          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Return of Purchase Payment or the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS
FOR
CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE BENEFITS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income


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payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a penalty free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE                     8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total


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equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX G -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 FOR SPECIFIC FEE INFORMATION.

[POLARIS INCOME PLUS FLEX] FEE
[POLARIS INCOME PLUS DAILY FLEX] FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person       [1.25]%       2.50%       [0.60]%     (+or-)0.40%
 Two Covered Persons      [1.25]%       2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than [0.1625%]([0.40% + [0.25%]]/ 4) for the first Benefit Quarter immediately following the Activation Date.

If you change your Income Option election on the Activation Date, a one-time annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:

 [LIFETIME INCOME OPTION CHANGE FEE]    [0.25%]

The fee is deducted quarterly, and the quarterly fee rate is [0.0625%]
   ([0.25%]/4). The sum of the living benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE [POLARIS INCOME PLUS FLEX] AND [POLARIS INCOME PLUS DAILY FLEX] FEE.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to October 9, 2017. PLEASE SEE APPENDIX G -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.


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RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest. Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL PAYMENTS. VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

In addition, the Company and AIG Capital Services, Inc., the distributor, may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described


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are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. PLEASE SEE EXPENSES ABOVE.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisers, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


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HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a living benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a living benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which


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includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


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Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either


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the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

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    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity


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income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


                                       62




20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if,


                                       63




based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an affiliate under common control with the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955.


OWNERSHIP STRUCTURE OF THE COMPANY

VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

VALIC is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. VALIC is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require VALIC to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in VALIC's operations.

American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


                                       64




THE SEPARATE ACCOUNT

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

                                       65




ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

At April 23, 2018, the Company was defending an appeal with respect to a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The litigation concerns a contractual dispute regarding whether the WV Boards were entitled in 2008 to the immediate and complete withdrawal of funds invested in an annuity product issued by VALIC. In 2016, the parties stipulated to resolve the matter through final and non-appealable arbitration before an arbitration panel composed of three West Virginia Business Court judges. The panel issued its decision on April 28, 2017, and no recovery was awarded to the WV Boards. Thereafter, the claims against VALIC were dismissed and the Company's accrual for this contingent liability was reversed. In May 2017, notwithstanding the parties' stipulation that the arbitral decision would be final and non-appealable, the WV Boards appealed the arbitration decision to the West Virginia Supreme Court of Appeals. The appeal remains pending.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company, including the lawsuit described above, have arisen in the ordinary course of business. As of April 23, 2018, the Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General


                                       66

Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Distribution of Contracts

Financial Statements

                                       67

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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[TO BE UPDATED BY AMENDMENT]


                                                                                     FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION          ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/15       12/31/16        12/31/17
================================================================= ==============   ==============   ============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.237       (a)$11.783       (a)$13.165
                                                                  (b)$13.024       (b)$11.574       (b)$12.898
 Ending AUV...................................................... (a)$11.783       (a)$13.165       (a)$14.784
                                                                  (b)$11.574       (b)$12.898       (b)$14.222
 Ending Number of AUs............................................ (a)0             (a)266           (a)0
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.048       (a)$12.590       (a)$14.171
                                                                  (b)$13.829       (b)$12.373       (b)$13.892
 Ending AUV...................................................... (a)$12.590       (a)$14.171       (a)$10.069
                                                                  (b)$12.373       (b)$13.892       (b)$15.002
 Ending Number of AUs............................................ (a)29,208        (a)33,810        (a)11,037
                                                                  (b)246           (b)1,222         (b)698

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$9.917
                                                                  (b)N/A           (b)N/A           (b)$9.901
 Ending AUV...................................................... (a)N/A           (a)$9.917        (a)$9.863
                                                                  (b)N/A           (b)$9.901        (b)$9.798
 Ending Number of AUs............................................ (a)N/A           (a)13,718        (a)321
                                                                  (b)N/A           (b)3,973         (b)3,822

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$18.584       (a)$18.692       (a)$18.823
                                                                  (b)$18.292       (b)$18.368       (b)$18.451
 Ending AUV...................................................... (a)$18.692       (a)$18.823       (a)$24.145
                                                                  (b)$18.368       (b)$18.451       (b)$23.078
 Ending Number of AUs............................................ (a)0             (a)0             (a)0
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.051       (a)$14.464       (a)$16.703
                                                                  (b)$15.799       (b)$14.213       (b)$16.372
 Ending AUV...................................................... (a)$14.464       (a)$16.703       (a)$19.826
                                                                  (b)$14.213       (b)$16.372       (b)$18.954
 Ending Number of AUs............................................ (a)9,463         (a)34,277        (a)0
                                                                  (b)2,310         (b)10,406        (b)12,472

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.805       (a)$14.807       (a)$17.456
                                                                  (b)$15.561       (b)$14.554       (b)$17.115
 Ending AUV...................................................... (a)$14.807       (a)$17.456       (a)$20.108
                                                                  (b)$14.554       (b)$17.115       (b)$19.218
 Ending Number of AUs............................................ (a)10,043        (a)39,238        (a)0
                                                                  (b)2,607         (b)11,356        (b)13,916

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.560       (a)$12.851       (a)$14.857
                                                                  (b)$13.361       (b)$12.642       (b)$14.578
 Ending AUV...................................................... (a)$12.851       (a)$14.857       (a)$10.130
                                                                  (b)$12.642       (b)$14.578       (b)$16.276
 Ending Number of AUs............................................ (a)169           (a)5,555         (a)1,572
                                                                  (b)630           (b)600           (b)608

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        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-1


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15       12/31/16        12/31/17
================================================================= =============   =============   =============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$18.776      (a)$19.495      (a)$19.736
                                                                  (b)$18.435      (b)$19.109      (b)$19.297
 Ending AUV...................................................... (a)$19.495      (a)$19.736      (a)$26.179
                                                                  (b)$19.109      (b)$19.297      (b)$25.019
 Ending Number of AUs............................................ (a)3,638        (a)10,577       (a)0
                                                                  (b)0            (b)676          (b)990

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$19.211      (a)$17.478      (a)$21.506
                                                                  (b)$18.918      (b)$17.183      (b)$21.090
 Ending AUV...................................................... (a)$17.478      (a)$21.506      (a)$24.499
                                                                  (b)$17.183      (b)$21.090      (b)$23.424
 Ending Number of AUs............................................ (a)2,174        (a)9,419        (a)1,096
                                                                  (b)546          (b)3,709        (b)4,063

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.556      (a)$13.862      (a)$14.400
                                                                  (b)$14.354      (b)$13.648      (b)$14.141
 Ending AUV...................................................... (a)$13.862      (a)$14.400      (a)$16.114
                                                                  (b)$13.648      (b)$14.141      (b)$15.390
 Ending Number of AUs............................................ (a)0            (a)17,177       (a)1,399
                                                                  (b)4,272        (b)17,239       (b)13,673

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.406      (a)$14.347      (a)$14.976
                                                                  (b)$15.182      (b)$14.114      (b)$14.696
 Ending AUV...................................................... (a)$14.347      (a)$14.976      (a)$17.883
                                                                  (b)$14.114      (b)$14.696      (b)$17.050
 Ending Number of AUs............................................ (a)12,655       (a)25,905       (a)19,829
                                                                  (b)875          (b)8,037        (b)30,063

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.673      (a)$13.794      (a)$14.386
                                                                  (b)$14.472      (b)$13.581      (b)$14.129
 Ending AUV...................................................... (a)$13.794      (a)$14.386      (a)$16.798
                                                                  (b)$13.581      (b)$14.129      (b)$16.019
 Ending Number of AUs............................................ (a)1,238        (a)8,382        (a)16,949
                                                                  (b)1,129        (b)6,673        (b)7,439

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.708      (a)$13.906      (a)$14.492
                                                                  (b)$14.512      (b)$13.699      (b)$14.240
 Ending AUV...................................................... (a)$13.906      (a)$14.492      (a)$16.655
                                                                  (b)$13.699      (b)$14.240      (b)$15.885
 Ending Number of AUs............................................ (a)0            (a)10,206       (a)34,770
                                                                  (b)2,515        (b)46,029       (b)66,878

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.092      (a)$14.677      (a)$15.806
                                                                  (b)$14.848      (b)$14.415      (b)$15.485
 Ending AUV...................................................... (a)$14.677      (a)$15.806      (a)$18.479
                                                                  (b)$14.415      (b)$15.485      (b)$17.670
 Ending Number of AUs............................................ (a)757          (a)132,949      (a)234,443
                                                                  (b)0            (b)40,380       (b)68,788

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$17.194      (a)$16.568      (a)$16.410
                                                                  (b)$16.929      (b)$16.285      (b)$16.090
 Ending AUV...................................................... (a)$16.568      (a)$16.410      (a)$21.726
                                                                  (b)$16.285      (b)$16.090      (b)$20.771
 Ending Number of AUs............................................ (a)6,834        (a)28,227       (a)319
                                                                  (b)913          (b)5,730        (b)8,432

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-2


                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION          ENDED            ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15        12/31/16         12/31/17
================================================================= =============   ===============   =============
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.310      (a)$16.169        (a)$17.425
                                                                  (b)$16.059      (b)$15.893        (b)$17.086
 Ending AUV...................................................... (a)$16.169      (a)$17.425        (a)$22.513
                                                                  (b)$15.893      (b)$17.086        (b)$21.524
 Ending Number of AUs............................................ (a)9,307        (a)18,775         (a)5,909
                                                                  (b)631          (b)8,012          (b)13,111

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.840      (a)$15.212        (a)$16.699
                                                                  (b)$15.600      (b)$14.956        (b)$16.377
 Ending AUV...................................................... (a)$15.212      (a)$16.699        (a)$20.584
                                                                  (b)$14.956      (b)$16.377        (b)$19.678
 Ending Number of AUs............................................ (a)5,430        (a)51,851         (a)3,375
                                                                  (b)340          (b)5,694          (b)15,814

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.309      (a)$11.781        (a)$12.443
                                                                  (b)$12.262      (b)$11.716        (b)$12.344
 Ending AUV...................................................... (a)$11.781      (a)$12.443        (a)$14.170
                                                                  (b)$11.716      (b)$12.344        (b)$13.912
 Ending Number of AUs............................................ (a)369,537      (a)1,506,791      (a)242,301
                                                                  (b)7,591        (b)55,087         (b)79,251

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET - AST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$11.336
                                                                  (b)N/A          (b)N/A            (b)$11.234
 Ending AUV...................................................... (a)N/A          (a)$11.336        (a)$11.961
                                                                  (b)N/A          (b)$11.234        (b)$11.741
 Ending Number of AUs............................................ (a)N/A          (a)8,433          (a)4,569
                                                                  (b)N/A          (b)0              (b)2,480

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.398
                                                                  (b)N/A          (b)N/A            (b)$10.374
 Ending AUV...................................................... (a)N/A          (a)$10.398        (a)$11.537
                                                                  (b)N/A          (b)$10.374        (b)$11.448
 Ending Number of AUs............................................ (a)N/A          (a)1,083,789      (a)135,493
                                                                  (b)N/A          (b)23,101         (b)60,752

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.030      (a)$15.139        (a)$15.257
                                                                  (b)$14.792      (b)$14.875        (b)$14.953
 Ending AUV...................................................... (a)$15.139      (a)$15.257        (a)$19.005
                                                                  (b)$14.875      (b)$14.953        (b)$18.182
 Ending Number of AUs............................................ (a)4,494        (a)18,053         (a)0
                                                                  (b)1,023        (b)5,127          (b)6,120

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$17.405      (a)$17.648        (a)$20.302
                                                                  (b)$17.137      (b)$17.347        (b)$19.905
 Ending AUV...................................................... (a)$17.648      (a)$20.302        (a)$27.627
                                                                  (b)$17.347      (b)$19.905        (b)$26.431
 Ending Number of AUs............................................ (a)1,480        (a)2,833          (a)137
                                                                  (b)88           (b)450            (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$9.219       (a)$9.112         (a)$8.964
                                                                  (b)$9.073       (b)$8.953         (b)$8.786
 Ending AUV...................................................... (a)$9.112       (a)$8.964         (a)$9.096
                                                                  (b)$8.953       (b)$8.786         (b)$8.691
 Ending Number of AUs............................................ (a)4,447        (a)20,577         (a)1,517
                                                                  (b)0            (b)1,514          (b)1,790

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-3


                                                                                   FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION         ENDED          ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15      12/31/16        12/31/17
================================================================= =============   ============   =============
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$19.522      (a)$19.195     (a)$22.289
                                                                  (b)$19.153      (b)$18.800     (b)$21.777
 Ending AUV...................................................... (a)$19.195      (a)$22.289     (a)$26.513
                                                                  (b)$18.800      (b)$21.777     (b)$25.414
 Ending Number of AUs............................................ (a)5,681        (a)44,481      (a)0
                                                                  (b)899          (b)5,930       (b)8,652

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.992      (a)$15.031     (a)$16.395
                                                                  (b)$15.718      (b)$14.748     (b)$16.046
 Ending AUV...................................................... (a)$15.031      (a)$16.395     (a)$18.799
                                                                  (b)$14.748      (b)$16.046     (b)$17.929
 Ending Number of AUs............................................ (a)0            (a)0           (a)0
                                                                  (b)0            (b)0           (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.436      (a)$15.766     (a)$16.882
                                                                  (b)$16.179      (b)$15.494     (b)$16.550
 Ending AUV...................................................... (a)$15.766      (a)$16.882     (a)$18.134
                                                                  (b)$15.494      (b)$16.550     (b)$17.334
 Ending Number of AUs............................................ (a)8,882        (a)79,022      (a)12,915
                                                                  (b)2,223        (b)26,802      (b)27,802

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.743      (a)$11.829     (a)$12.653
                                                                  (b)$11.566      (b)$11.632     (b)$12.410
 Ending AUV...................................................... (a)$11.829      (a)$12.653     (a)$13.448
                                                                  (b)$11.632      (b)$12.410     (b)$12.846
 Ending Number of AUs............................................ (a)1,028        (a)3,780       (a)0
                                                                  (b)11           (b)492         (b)2,214

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$10.020
                                                                  (b)N/A          (b)N/A         (b)$10.010
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)2,026
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$9.920
                                                                  (b)N/A          (b)N/A         (b)$9.911
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)0
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.580      (a)$14.091     (a)$18.156
                                                                  (b)$15.335      (b)$13.846     (b)$17.799
 Ending AUV...................................................... (a)$14.091      (a)$18.159     (a)$20.096
                                                                  (b)$13.846      (b)$17.799     (b)$19.199
 Ending Number of AUs............................................ (a)3,400        (a)10,063      (a)668
                                                                  (b)667          (b)2,503       (b)2,864

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.272      (a)$12.051     (a)$12.021
                                                                  (b)$12.089      (b)$11.851     (b)$11.793
 Ending AUV...................................................... (a)$12.051      (a)$12.021     (a)$12.941
                                                                  (b)$11.851      (b)$11.793     (b)$12.372
 Ending Number of AUs............................................ (a)6,861        (a)50,889      (a)12,802
                                                                  (b)923          (b)19,664      (b)21,254

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-4


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15       12/31/16        12/31/17
================================================================= =============   =============   =============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.299
                                                                  (b)N/A          (b)N/A          (b)$10.289
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)1,461
                                                                  (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3
(Inception Date - 5/1/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$11.006
                                                                  (b)N/A          (b)N/A          (b)$10.967
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)23,245
                                                                  (b)N/A          (b)N/A          (b)7,833

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3
(Inception Date - 5/1/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$11.309
                                                                  (b)N/A          (b)N/A          (b)$11.269
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)38,936
                                                                  (b)N/A          (b)N/A          (b)2,038

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3
(Inception Date - 5/1/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$11.478
                                                                  (b)N/A          (b)N/A          (b)$11.437
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)254,444
                                                                  (b)N/A          (b)N/A          (b)56,004

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.348
                                                                  (b)N/A          (b)N/A          (b)$10.338
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$19.136      (a)$17.586      (a)$17.994
                                                                  (b)$18.844      (b)$17.288      (b)$17.645
 Ending AUV...................................................... (a)$17.586      (a)$17.994      (a)$22.633
                                                                  (b)$17.288      (b)$17.645      (b)$21.638
 Ending Number of AUs............................................ (a)1,178        (a)1,591        (a)593
                                                                  (b)0            (b)0            (b)0

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.920      (a)$11.360      (a)$12.318
                                                                  (b)$11.860      (b)$11.284      (b)$12.205
 Ending AUV...................................................... (a)$11.360      (a)$12.318      (a)$13.468
                                                                  (b)$11.284      (b)$12.205      (b)$13.219
 Ending Number of AUs............................................ (a)381,814      (a)782,254      (a)97,020
                                                                  (b)6,467        (b)19,976       (b)30,195

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.786      (a)$16.429      (a)$15.942
                                                                  (b)$16.530      (b)$16.151      (b)$15.634
 Ending AUV...................................................... (a)$16.429      (a)$15.942      (a)$20.890
                                                                  (b)$16.151      (b)$15.634      (b)$19.986
 Ending Number of AUs............................................ (a)3,682        (a)10,070       (a)0
                                                                  (b)885          (b)3,288        (b)3,663

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-5


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15       12/31/16        12/31/17
================================================================= =============   =============   =============
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.850      (a)$15.386      (a)$16.236
                                                                  (b)$15.604      (b)$15.122      (b)$15.917
 Ending AUV...................................................... (a)$15.386      (a)$16.236      (a)$18.686
                                                                  (b)$15.122      (b)$15.917      (b)$17.910
 Ending Number of AUs............................................ (a)7,076        (a)35,712       (a)7,627
                                                                  (b)200          (b)1,007        (b)336

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.811      (a)$9.016       (a)$9.828
                                                                  (b)$11.631      (b)$8.864       (b)$9.638
 Ending AUV...................................................... (a)$9.016       (a)$9.828       (a)$14.087
                                                                  (b)$8.864       (b)$9.638       (b)$13.470
 Ending Number of AUs............................................ (a)3,351        (a)13,381       (a)0
                                                                  (b)956          (b)3,989        (b)4,421

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.707      (a)$15.142      (a)$17.228
                                                                  (b)$15.452      (b)$14.871      (b)$16.877
 Ending AUV...................................................... (a)$15.142      (a)$17.228      (a)$20.678
                                                                  (b)$14.871      (b)$16.877      (b)$19.609
 Ending Number of AUs............................................ (a)9,227        (a)41,218       (a)1,033
                                                                  (b)2,835        (b)10,783       (b)12,819

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.141      (a)$12.254      (a)$12.749
                                                                  (b)$12.918      (b)$12.026      (b)$12.481
 Ending AUV...................................................... (a)$12.254      (a)$12.749      (a)$16.045
                                                                  (b)$12.026      (b)$12.481      (b)$15.243
 Ending Number of AUs............................................ (a)0            (a)141          (a)0
                                                                  (b)0            (b)0            (b)0

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.927      (a)$13.656      (a)$13.900
                                                                  (b)$13.717      (b)$13.427      (b)$13.633
 Ending AUV...................................................... (a)$13.656      (a)$13.900      (a)$14.660
                                                                  (b)$13.427      (b)$13.633      (b)$13.919
 Ending Number of AUs............................................ (a)26,163       (a)104,542      (a)18,523
                                                                  (b)3,767        (b)17,264       (b)22,811

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$21.052      (a)$19.998      (a)$19.731
                                                                  (b)$20.719      (b)$19.649      (b)$19.339
 Ending AUV...................................................... (a)$19.998      (a)$19.731      (a)$25.758
                                                                  (b)$19.649      (b)$19.339      (b)$24.626
 Ending Number of AUs............................................ (a)925          (a)1,553        (a)147
                                                                  (b)0            (b)0            (b)2,685

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.491
                                                                  (b)N/A          (b)N/A          (b)$10.481
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.024      (a)$14.380      (a)$16.226
                                                                  (b)$14.794      (b)$14.137      (b)$15.912
 Ending AUV...................................................... (a)$14.380      (a)$16.226      (a)$19.714
                                                                  (b)$14.137      (b)$15.912      (b)$18.844
 Ending Number of AUs............................................ (a)6,179        (a)25,265       (a)0
                                                                  (b)1,401        (b)6,762        (b)11,646

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-6


                                                                                   FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION         ENDED          ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15      12/31/16        12/31/17
================================================================= =============   ============   =============
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$10.285
                                                                  (b)N/A          (b)N/A         (b)$10.276
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)2,755
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.531      (a)$16.281     (a)$17.049
                                                                  (b)$16.278      (b)$16.005     (b)$16.719
 Ending AUV...................................................... (a)$16.281      (a)$17.049     (a)$21.931
                                                                  (b)$16.005      (b)$16.719     (b)$20.861
 Ending Number of AUs............................................ (a)3,427        (a)22,414      (a)732
                                                                  (b)629          (b)3,759       (b)6,515

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$17.417      (a)$16.867     (a)$18.042
                                                                  (b)$17.146      (b)$16.577     (b)$17.688
 Ending AUV...................................................... (a)$16.867      (a)$18.042     (a)$22.369
                                                                  (b)$16.577      (b)$17.688     (b)$21.442
 Ending Number of AUs............................................ (a)8,658        (a)33,665      (a)0
                                                                  (b)2,080        (b)9,880       (b)11,559

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$18.579      (a)$15.782     (a)$17.182
                                                                  (b)$18.180      (b)$15.418     (b)$16.743
 Ending AUV...................................................... (a)$15.782      (a)$17.182     (a)$19.893
                                                                  (b)$15.418      (b)$16.743     (b)$18.912
 Ending Number of AUs............................................ (a)0            (a)1,856       (a)0
                                                                  (b)103          (b)477         (b)0

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.765      (a)$14.260     (a)$15.315
                                                                  (b)$14.541      (b)$14.021     (b)$15.021
 Ending AUV...................................................... (a)$14.260      (a)$15.315     (a)$17.319
                                                                  (b)$14.021      (b)$15.021     (b)$16.557
 Ending Number of AUs............................................ (a)1,945        (a)27,691      (a)5,219
                                                                  (b)323          (b)1,603       (b)0

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)N/A
                                                                  (b)N/A          (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A         (a)$10.454
                                                                  (b)N/A          (b)N/A         (b)$10.444
 Ending Number of AUs............................................ (a)N/A          (a)N/A         (a)0
                                                                  (b)N/A          (b)N/A         (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.473      (a)$10.317     (a)$9.960
                                                                  (b)$11.295      (b)$10.140     (b)$9.765
 Ending AUV...................................................... (a)$10.317      (a)$9.960      (a)$12.552
                                                                  (b)$10.140      (b)$9.765      (b)$11.993
 Ending Number of AUs............................................ (a)4,931        (a)35,509      (a)0
                                                                  (b)1,360        (b)7,353       (b)13,409

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$15.945      (a)$15.765     (a)$17.333
                                                                  (b)$15.655      (b)$15.453     (b)$16.947
 Ending AUV...................................................... (a)$15.765      (a)$17.333     (a)$20.422
                                                                  (b)$15.453      (b)$16.947     (b)$19.454
 Ending Number of AUs............................................ (a)24,971       (a)40,638      (a)340
                                                                  (b)1,288        (b)6,054       (b)7,595

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-7


                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION          ENDED            ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15        12/31/16         12/31/17
================================================================= =============   ===============   =============
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.512      (a)$10.784        (a)$11.367
                                                                  (b)$11.455      (b)$10.713        (b)$11.263
 Ending AUV...................................................... (a)$10.784      (a)$11.367        (a)$13.128
                                                                  (b)$10.713      (b)$11.263        (b)$12.886
 Ending Number of AUs............................................ (a)337,771      (a)1,214,380      (a)69,519
                                                                  (b)6,812        (b)50,526         (b)69,675

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$14.212      (a)$12.893        (a)$15.012
                                                                  (b)$13.989      (b)$12.670        (b)$14.715
 Ending AUV...................................................... (a)$12.893      (a)$15.012        (a)$16.632
                                                                  (b)$12.670      (b)$14.715        (b)$15.860
 Ending Number of AUs............................................ (a)2,822        (a)12,463         (a)1,035
                                                                  (b)753          (b)3,423          (b)6,842

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.315
                                                                  (b)N/A          (b)N/A            (b)$10.308
 Ending AUV...................................................... (a)N/A          (a)$10.315        (a)$12.189
                                                                  (b)N/A          (b)$10.308        (b)$12.128
 Ending Number of AUs............................................ (a)N/A          (a)0              (a)27,054
                                                                  (b)N/A          (b)0              (b)4,617

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3
Shares (Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$9.830       (a)$8.695         (a)$8.691
                                                                  (b)$9.661       (b)$8.532         (b)$8.506
 Ending AUV...................................................... (a)$8.695       (a)$8.691         (a)$10.888
                                                                  (b)$8.532       (b)$8.506         (b)$10.401
 Ending Number of AUs............................................ (a)0            (a)7,788          (a)0
                                                                  (b)0            (b)0              (b)0

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.844
                                                                  (b)N/A          (b)N/A            (b)$10.819
 Ending AUV...................................................... (a)N/A          (a)$10.844        (a)$12.142
                                                                  (b)N/A          (b)$10.819        (b)$12.048
 Ending Number of AUs............................................ (a)N/A          (a)517,217        (a)130,394
                                                                  (b)N/A          (b)36,467         (b)60,882

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)N/A
                                                                  (b)N/A          (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A            (a)$10.157
                                                                  (b)N/A          (b)N/A            (b)$10.147
 Ending Number of AUs............................................ (a)N/A          (a)N/A            (a)0
                                                                  (b)N/A          (b)N/A            (b)0

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.257      (a)$10.258        (a)$10.243
                                                                  (b)$12.071      (b)$10.086        (b)$10.046
 Ending AUV...................................................... (a)$10.258      (a)$10.243        (a)$12.574
                                                                  (b)$10.086      (b)$10.046        (b)$12.015
 Ending Number of AUs............................................ (a)5,405        (a)26,231         (a)1,116
                                                                  (b)1,360        (b)7,562          (b)9,616

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A            (a)$10.588
                                                                  (b)N/A          (b)N/A            (b)$10.563
 Ending AUV...................................................... (a)N/A          (a)$10.588        (a)$12.465
                                                                  (b)N/A          (b)$10.563        (b)$12.368
 Ending Number of AUs............................................ (a)N/A          (a)836,972        (a)176,535
                                                                  (b)N/A          (b)46,628         (b)85,834

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-8


                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                     INCEPTION           ENDED            ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/15         12/31/16         12/31/17
================================================================= ===============   ===============   =============
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.292
                                                                  (b)N/A            (b)N/A            (b)$10.282
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.764        (a)$11.749        (a)$12.121
                                                                  (b)$12.660        (b)$11.634        (b)$11.972
 Ending AUV...................................................... (a)$11.749        (a)$12.121        (a)$14.480
                                                                  (b)$11.634        (b)$11.972        (b)$14.140
 Ending Number of AUs............................................ (a)1,731,873      (a)3,432,422      (a)243,373
                                                                  (b)49,670         (b)90,583         (b)106,132

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.576        (a)$11.629        (a)$12.070
                                                                  (b)$12.490        (b)$11.530        (b)$11.938
 Ending AUV...................................................... (a)$11.629        (a)$12.070        (a)$14.220
                                                                  (b)$11.530        (b)$11.938        (b)$13.913
 Ending Number of AUs............................................ (a)1,559,723      (a)2,888,567      (a)175,549
                                                                  (b)54,387         (b)85,239         (b)90,881

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/9/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.395
                                                                  (b)N/A            (b)N/A            (b)$10.385
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)1,278
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$23.725        (a)$23.642        (a)$23.741
                                                                  (b)$23.341        (b)$23.220        (b)$23.259
 Ending AUV...................................................... (a)$23.642        (a)$23.741        (a)$31.763
                                                                  (b)$23.220        (b)$23.259        (b)$30.334
 Ending Number of AUs............................................ (a)5,286          (a)25,898         (a)219
                                                                  (b)848            (b)4,143          (b)4,952

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$12.404        (a)$12.258        (a)$12.247
                                                                  (b)$12.220        (b)$12.055        (b)$12.014
 Ending AUV...................................................... (a)$12.258        (a)$12.247        (a)$12.713
                                                                  (b)$12.055        (b)$12.014        (b)$12.155
 Ending Number of AUs............................................ (a)12,336         (a)79,931         (a)26,787
                                                                  (b)2,960          (b)14,306         (b)18,469

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.071        (a)$15.176        (a)$16.049
                                                                  (b)$15.830        (b)$14.923        (b)$15.742
 Ending AUV...................................................... (a)$15.176        (a)$16.049        (a)$19.360
                                                                  (b)$14.923        (b)$15.742        (b)$18.521
 Ending Number of AUs............................................ (a)0              (a)0              (a)0
                                                                  (b)0              (b)0              (b)331

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$9.083         (a)$6.567         (a)$8.404
                                                                  (b)$8.931         (b)$6.447         (b)$8.229
 Ending AUV...................................................... (a)$6.567         (a)$8.404         (a)$9.719
                                                                  (b)$6.447         (b)$8.229         (b)$9.300
 Ending Number of AUs............................................ (a)0              (a)1,604          (a)0
                                                                  (b)0              (b)0              (b)683

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-9


                                                                                   FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION         ENDED          ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/15      12/31/16        12/31/17
================================================================= =============   ============   =============
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$11.567      (a)$11.191     (a)$11.455
                                                                  (b)$11.416      (b)$11.027     (b)$11.259
 Ending AUV...................................................... (a)$11.191      (a)$11.455     (a)$11.842
                                                                  (b)$11.027      (b)$11.259     (b)$11.300
 Ending Number of AUs............................................ (a)5,468        (a)26,680      (a)18,686
                                                                  (b)948          (b)6,656       (b)7,207

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A          (a)N/A         (a)$9.913
                                                                  (b)N/A          (b)N/A         (b)$9.907
 Ending AUV...................................................... (a)N/A          (a)$9.913      (a)$11.379
                                                                  (b)N/A          (b)$9.907      (b)$11.322
 Ending Number of AUs............................................ (a)N/A          (a)0           (a)8,320
                                                                  (b)N/A          (b)0           (b)1,504

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$13.829      (a)$12.620     (a)$13.343
                                                                  (b)$13.584      (b)$12.376     (b)$13.052
 Ending AUV...................................................... (a)$12.620      (a)$13.343     (a)$17.527
                                                                  (b)$12.376      (b)$13.052     (b)$16.613
 Ending Number of AUs............................................ (a)0            (a)1,256       (a)504
                                                                  (b)0            (b)4,454       (b)4,068

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV................................................... (a)$16.343      (a)$15.970     (a)$15.881
                                                                  (b)$16.064      (b)$15.671     (b)$15.545
 Ending AUV...................................................... (a)$15.970      (a)$15.881     (a)$21.670
                                                                  (b)$15.671      (b)$15.545     (b)$20.716
 Ending Number of AUs............................................ (a)0            (a)0           (a)0
                                                                  (b)0            (b)0           (b)0

------------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time 13 or more months after   New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest in
                                 the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you invest
                                 in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments
                                 or (2) the value of your contract plus any fees paid on the day we received your request in Good
                                 Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Texas
                                   Center.
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners   California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners                                                        Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts.           California
                                                                                                   Missouri
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut
                                   on or after February 6, 2017.                                   Massachusetts
                                                                                                   Pennsylvania
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value when
                                 you begin the Income Phase.
Premium Tax                      For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                   charges of 1.25% for Non-Qualified
                                 contracts based on total Purchase Payments when you begin the
                                   Income Phase. For any amount in
                                 excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                                 Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                   and 1.0% for Non-Qualified contracts
                                 based on contract value when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.

                                      B-1


    PROSPECTUS PROVISION                        AVAILABILITY OR VARIATION                      ISSUE STATE
Polaris Income Builder      Charge will be deducted pro-rata from Variable Portfolios only.   Missouri
Polaris Income Plus                                                                           New York
                                                                                              Oregon
                                                                                              Texas
                                                                                              Washington
Polaris Income Plus Daily   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                              Missouri
                                                                                              New York
                                                                                              Oregon
                                                                                              Texas
                                                                                              Washington
Transfer Privilege          Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                              Texas


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE [POLARIS INCOME PLUS
                FLEX] AND [POLARIS INCOME PLUS DAILY FLEX] FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[TO BE UPDATED BY AMENDMENT]



The fee for [Polaris Income Plus Flex] and [Polaris Income Plus Daily Flex] is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

[POLARIS INCOME PLUS FLEX] FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

[POLARIS INCOME PLUS DAILY FLEX] FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.15%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%       (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

The example below will assume the election of [Polaris Income Plus Flex] for one Covered Person with the Initial Annual Fee Rate of 1.00%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).


EXAMPLE

ASSUMPTIONS:

     o     [POLARIS INCOME PLUS FLEX] FOR ONE COVERED PERSON WAS ELECTED

     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st       525.71         N/A         1.00%        0.2500%
     2nd       412.12         N/A         1.00%        0.2500%
     3rd       770.25         N/A         1.00%        0.2500%
     4th       573.97         N/A         1.00%        0.2500%
     5th       204.42        0.81%        0.81%        0.2025%

* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [204.42/33 - 10]}

1.00% + [0.05% x (-3.81)]

1.00% + (-0.19%) = 0.81% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.00% - 0.81% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.00%).


                                      C-1



0.81% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.81%

The Quarterly Fee Rate is 0.2025% (or 0.81% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE       FEE RATE     FEE RATE
     6th       351.93        1.03%        1.03%       0.2575%
     7th       307.03        0.97%        0.97%       0.2425%
     8th       602.30        1.41%        1.37%       0.3425%
     9th       698.25        1.56%        1.56%       0.3900%
    10th       323.74        0.99%        1.16%       0.2900%
    11th       398.72        1.10%        1.10%       0.2750%
    12th       261.37        0.90%        0.90%       0.2250%
    13th       281.15        0.93%        0.93%       0.2325%
    14th       151.32        0.73%        0.73%       0.1825%
    15th       52.63         0.58%        0.60%       0.1500%
    16th       207.38        0.81%        0.81%       0.2025%

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [602.30/33 - 10]}

1.00% + [0.05% x (8.25)]

1.00% + 0.41% = 1.41% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.41% - 0.97% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.37% (0.97% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3425% (or 1.37% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [323.74/33 - 10]}

1.00% + [0.05% x (-0.19)]

1.00% + (-0.01%) = 0.99% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.56% - 0.99% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.56%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.16% (1.56% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.2900% (or 1.16% divided by 4).

IN THE 15TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
52.63. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [52.63/33 - 10]}

1.00% + [0.05% x (-8.41)]

1.00% + (-0.42%) = 0.58% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate is 0.58% is lower than the Minimum Annual Fee Rate (0.60%).

The Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

Therefore, the Quarterly Fee Rate is 0.1500% (or 0.60% divided by 4).

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
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[TO BE UPDATED BY AMENDMENT]


The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered living benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of [Polaris Income Plus Income Flex] Option 1 (one Covered Person). Examples 6 through 10 below assume election of [Polaris Income Plus Daily Flex] Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.5%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years.


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,500
            Year 1         $150,000   $245,000        --       $250,000    $250,000       --      $16,250
      1st Anniversary         --      $270,000   $270,000      $270,000    $270,000    $15,000    $17,550
      2nd Anniversary         --      $287,000   $287,000      $287,000    $287,000    $16,200    $18,655
      3rd Anniversary         --      $310,000   $310,000      $310,000    $310,000    $17,220    $20,150

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $16,250 ($250,000 x 6.50%).


                                      D-1

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $17,550 ($270,000 x 6.50%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $18,655 ($287,000 x 6.50%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                MAXIMUM
                                    ASSUMED                               INCOME                 ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $20,150
       Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $20,150
   4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $20,352
       Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $20,352
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $20,553

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA").

           o In year 4, $15,500 was withdrawn and is less than MAWA of $20,150.

           o In year 5, $15,655 was withdrawn and is less than MAWA of $20,352.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage).

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


                                      D-2

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                              MAXIMUM
                                    ASSUMED                               INCOME               ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $20,553
       Year 6        $25,296      $280,000        --       $310,928    $304,831      --     $20,210
   6th Anniversary       --       $290,000   $290,000      $310,928    $304,831    $    0   $20,210
       Year 7        $24,874      $260,000        --       $305,553    $299,561      --     $19,861
   7th Anniversary       --       $230,000   $230,000      $305,553    $299,561    $    0   $19,861

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o In year 6, the reduction proportion is 1.6674% ([$25,296 - $20,553] / [$305,000 - $20,553]); the reduced Income Base is
              $310,928 ($316,200 x [1 - 1.6674%]); and the reduced Income
              Credit Base is $304,831 ($310,000 x [1 - 1.6674%]).

           o In year 7, the reduction proportion is 1.7287% ([$24,874 - $20,210] / [$290,000 - $20,210]); the reduced Income Base is
              $305,553 ($310,928 x [1 - 1.7287%]); and the reduced Income
              Credit Base is $299,561 ($304,831 x [1 - 1.7287%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $305,553    $299,561    $     0    $19,861          --
    8th Anniversary   $150,000   $150,000      $323,526    $299,561    $17,974    $21,029          --
    9th Anniversary   $100,000   $100,000      $341,500    $299,561    $17,974    $22,198          --
   10th Anniversary   $ 50,000   $ 50,000      $359,474    $299,561    $17,974    $23,366          --
       Year 11        $      0   $      0      $359,474    $299,561       --      $23,366          --
   11th Anniversary   $      0   $      0      $359,474    $299,561       --          --       $14,379

     o The Protected Income Payment of $14,379 ($359,474 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of [Polaris Income Plus Daily Flex] Option 1 (one Covered Person).


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

                                      D-3

     o     Maximum Annual Withdrawal Percentage = 6.5%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500

     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 6,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 6,630
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 6,825
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $16,575
      Year 1 - Day 300        --      $260,000   $260,000    $250,000    $260,000    $16,900
      1st Anniversary         --      $261,000   $261,000    $262,500    $262,500    $17,063
      Year 2 - Day 180        --      $275,000   $275,000    $262,500    $275,000    $17,875
      Year 2 - Day 250        --      $280,000   $280,000    $262,500    $280,000    $18,200
      2nd Anniversary         --      $279,000      --       $275,000    $280,000    $18,200
      Year 3 - Day 45         --      $290,000   $290,000    $275,000    $290,000    $18,850
      Year 3 - Day 275        --      $300,000   $300,000    $275,000    $300,000    $19,500
      3rd Anniversary         --      $310,000   $310,000    $287,500    $310,000    $20,150

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,630 ($102,000 x 6.50%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,825 ($105,000 x 6.50%).

     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $16,575 ($255,000 x 6.50%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.


                                      D-4

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,900 ($260,000 x 6.50%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $17,063 ($262,500 x 6.50%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $17,875 ($275,000 x 6.50%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $18,200 ($280,000 x 6.50%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $18,200.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $18,850 ($290,000 x 6.50%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $19,500 ($300,000 x 6.50%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $20,150
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $20,475
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $20,475
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $20,475
    4th Anniversary   $311,000       --          --          --       $320,000    $20,800
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $20,800
    Year 5 - Day 80   $322,000   $20,800         --          --       $320,000    $20,800
    5th Anniversary   $317,000       --          --          --       $325,000    $21,125
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $21,125
    6th Anniversary   $329,000       --          --          --       $330,000    $21,450

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $20,800, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $20,475 ($315,000 x 6.50%).


                                      D-5

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $20,475. The Income Base ($315,000) and the MAWA ($20,475) remained unchanged.

     o After the first withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $20,800 ($320,000 x 6.50%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($20,800) remained unchanged.

           o In year 5 - day 80, $20,800 was withdrawn and is equal to the MAWA of $20,800. The Income Base ($320,000) and the MAWA ($20,800) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,125 ($325,000 x 6.50%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($21,125) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,450 ($330,000 x 6.50%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $21,450
    Year 7 - Day 37   $321,000   $26,400         --       $324,547    $21,096
   Year 7 - Day 362   $325,000       --       $325,000    $324,547    $21,096
    7th Anniversary   $317,000       --          --       $325,000    $21,125
    Year 8 - Day 46   $307,000   $26,000         --       $319,458    $20,765
    8th Anniversary   $270,000       --          --       $319,458    $20,765

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 1.6525% ([$26,400
              - $21,450] / [$321,000 - $21,450]); the reduced Income Base is
              $324,547 ($330,000 x [1 - 1.6525%]) and the reduced MAWA is
              $21,096 ($324,547 x 6.50%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($324,547) and the MAWA ($21,096) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $21,125 ($325,000 x 6.50%).

           o  In year 8 - day 46, the reduction proportion is 1.7053% ([$26,000
              - $21,125] / [$307,000 - $21,125]); the reduced Income Base is
              $319,458 ($325,000 x [1 - 1.7053%]); and the reduced MAWA is
              $20,765 ($319,458 x 6.50%).


                                      D-6

EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $319,458    $20,765          --
    9th Anniversary   $150,000   $20,765         --     $319,458    $20,765          --
   10th Anniversary   $100,000   $20,765         --     $319,458    $20,765          --
   11th Anniversary   $ 50,000   $20,765         --     $319,458    $20,765          --
   Year 12 - Day 81   $      0   $20,765         --     $319,458    $20,765          --
   12th Anniversary   $      0   $     0         --     $319,458        --       $12,778

     o The Protected Income Payment of $12,630 ($319,458x 4%) will be paid for the lifetime of the Covered Person.

                                      D-7

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--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2017, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:

     o If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal.

     o If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal") by the percentage by which the Excess Withdrawal reduced the resulting contract value.

     o If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

                                      E-1



          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Purchase Payments received reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Purchase Payments received reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

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--------------------------------------------------------------------------------
APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


STANDARD DEATH BENEFIT

If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Charge......................... 1.30%
  Maximum Anniversary Value Death Benefit Fee, if
     elected...................................... 0.25%
                                                   ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.55%
                                                   ====

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2. Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2. Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments, if the living benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in


                                      F-1



              the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the


                                      F-2

                     living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      F-3

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--------------------------------------------------------------------------------
     APPENDIX G - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the living benefits described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS


Polaris Income Plus Daily............ G-1
Polaris Income Plus Daily Fee........ G-11
Polaris Income Plus.................. G-14
Polaris Income Plus Fee.............. G-21
Polaris Income Builder............... G-24
Polaris Income Builder Fee........... G-29



POLARIS INCOME PLUS DAILY


Polaris Income Plus Daily is no longer available for election.

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019, the following describes the living benefit you elected.


HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values.

In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.

If your contract was purchased between MAY 1, 2016 AND APRIL 30, 2018, the following describes the living benefit you elected.


HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Anniversaries, looking back at the prior Benefit Year's Step-up Values.

The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.

In addition, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, the following also applies to the living benefit you elected.

If you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown below. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period.

The Minimum Income Base is the guaranteed minimum amount which is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


                                      G-1



                                        MINIMUM INCOME BASE
                                             PERCENTAGE
     MINIMUM INCOME BASE PERIOD           (AS A PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR      OF THE 1ST BENEFIT
  TO THE BENEFIT YEAR ANNIVERSARY)    YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                  105%
 2nd Benefit Year Anniversary                  110%
 3rd Benefit Year Anniversary                  115%
 4th Benefit Year Anniversary                  120%
 5th Benefit Year Anniversary                  125%
 6th Benefit Year Anniversary                  130%
 7th Benefit Year Anniversary                  135%
 8th Benefit Year Anniversary                  140%
 9th Benefit Year Anniversary                  145%
 10th Benefit Year Anniversary                 150%
 11th Benefit Year Anniversary                 155%
 12th Benefit Year Anniversary                 160%
 13th Benefit Year Anniversary                 165%
 14th Benefit Year Anniversary                 170%
 15th Benefit Year Anniversary                 175%


The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base period, you are no longer eligible for any further adjustments to your Income Base.


WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019, the amount that you receive depends on which living benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without


                                      G-2

decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

If your contract was purchased between MAY 1, 2016 AND DECEMBER 18, 2016, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal, when you take your first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on when you take your first withdrawal, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:

         NUMBER OF COVERED PERSON            POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY         PLUS DAILY
          AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.75%  /  2.75%(4)   3.75%  /  2.75%(4)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)         4.75%  /  2.75%(4)   4.75%  /  2.75%(4)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)            6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 One Covered Person (Age 72 and Older)       7.0%  /  4.0%        8.0%  /  3.0%      5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)        3.25%  /  2.75%(5)   3.25%  /  2.75%(5)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)        4.25%  /  2.75%(5)   4.25%  /  2.75%(5)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)           6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)      6.5%  /  4.0%        7.5%  /  3.0%      5.0%  /  5.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      G-3

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:


        NUMBER OF COVERED PERSONS            POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY         PLUS DAILY
          AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.75%  /  2.75%(2)   3.75%  /  2.75%(2)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)         4.75%  /  2.75%(2)   4.75%  /  2.75%(2)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)            6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)       6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.25%  /  2.75%(3)   3.25%  /  2.75%(3)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)        4.25%  /  2.75%(3)   4.25%  /  2.75%(3)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)           5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)      6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between AUGUST 22, 2016 AND DECEMBER 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

                                      G-4

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)         4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)           5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)        4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)          5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


If your contract was purchased between MAY 1, 2016 AND AUGUST 21, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)         5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)      6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)        5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)     5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)         5.0%  /  2.5%(4)   5.0%  /  2.5%(4)    3.5%  /  3.5%
 One Covered Person (Age 65 and Older)      5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)        4.5%  /  2.5%(5)   4.5%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)     5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      G-5

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


Are there investment requirements if I elect Polaris Income Plus Daily?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                      G-6



POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019: INVESTMENT REQUIREMENTS

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:


 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Edge Asset Allocation
                  SA Goldman Sachs Multi-Asset Insights
                  Allocation
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  Portfolio
                  SA Wellington Strategic Multi-Asset Income
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Asset
                  Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.

If your contract was purchased between FEBRUARY 6, 2017 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:


 10% SECURE       90% IN ONE OR MORE OF THE FOLLOWING VARIABLE
 VALUE ACCOUNT    PORTFOLIOS:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified
                  Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Strategic Multi-Asset Income
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money
                  Market Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.

                                      G-7



If your contract was purchased between MAY 1, 2016 AND FEBRUARY 5, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with A or B:


  A     10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE ALLOCATION
        (SEE POLARIS PORTFOLIO ALLOCATOR MODEL AND
        50%-50% COMBINATION MODEL PROGRAM FOR
        CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
        APPENDIX FOR ALLOCATIONS):
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
  B     10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE
        OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
        INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA Goldman Sachs Multi-Asset Insights
        SA JPMorgan Diversified Balanced
        SA Legg Mason Tactical Opportunities
        SA MFS Total Return
        SA PGI Asset Allocation
        SA Putnam Asset Allocation Diversified Growth
        SA T. Rowe Price Asset Allocation Growth
        SA Wellington Strategic Multi-Asset Income
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        SA VCP Index Allocation
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Fixed Income Index
        SA Fixed Income Intermediate Index
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        INDEX FUND-OF-FUNDS PORTFOLIOS
        SA Global Index Allocation 90/10
        SA Global Index Allocation 75/25
        SA Global Index Allocation 60/40
        SA Index Allocation 90/10
        SA Index Allocation 80/20
        SA Index Allocation 60/40
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA
        * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.


                                      G-8



We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, WE DETERMINE THE EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2019 and if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


                                      G-9



What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals. However, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2019 and if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS ABOVE


What is the fee for Polaris Income Plus Daily?

The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019 AND YOU ELECTED THE OPTIONAL


                                      G-10



POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.45%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus Daily, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

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     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment


                                      G-12



Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values.

If your contract was purchased between MAY 1, 2017 AND APRIL 30, 2019, the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustment to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiar y elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.


What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted for Step-up Values and, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2019, no longer eligible for adjustments to the Minimum Income Base.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my living benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The living benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


    CANCELLATION
  REQUEST RECEIVED            CANCELLATION EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus Daily are terminated. In addition, the investment requirement for the living benefit will no longer apply to your contract. You may not re-elect or reinstate the living benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the living benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the living benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not


                                      G-13



impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME PLUS

Polaris Income Plus is no longer available for election.


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and


                                      G-14



whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 2, 2018 AND APRIL 30, 2019, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS INCOME        PLUS INCOME       PLUS INCOME
          AT FIRST WITHDRAWAL(1)               OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 One Covered Person (Age 72 and Older)      7.0%  /  4.0%      8.0%  /  3.0%     5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)     6.5%  /  4.0%      7.5%  /  3.0%     5.0%  /  5.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


                                      G-15

IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND MAY 1, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:


        NUMBER OF COVERED PERSONS            POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS INCOME          PLUS INCOME         PLUS INCOME
         AT FIRST WITHDRAWAL(1)                 OPTION 1             OPTION 2            OPTION 3
 One Covered Person (Age 45 - 59)          4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)          5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)            6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)       6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)         3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)         4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)           5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)      6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:


         NUMBER OF COVERED PERSONS             POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
         AND AGE OF COVERED PERSON               PLUS INCOME          PLUS INCOME        PLUS INCOME
          AT FIRST WITHDRAWAL(1)                  OPTION 1             OPTION 2            OPTION 3
 One Covered Person (Age 64 and Younger)     5.5%  /  3.0%(2)     5.5%  /  3.0%(2)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)         6.0%  /  4.0%         7.0% / 3.0         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)    5.0%  /  3.0%(3)     5.0%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)        5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.





POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019: INCOME CREDIT

IF YOU CONTRACT WAS PURCHASED BETWEEN DECEMBER 19, 2016 AND MAY 1, 2019 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS
APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         6.0%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken

IF YOU CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND DECEMBER 18, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         5.5%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken

IF YOU CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         6.0%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken

                                      G-16



Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 2, 2018 AND APRIL 30, 2019, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:


 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Asset
                  Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND MAY 1, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME


                                      G-17



PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:


 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Asset
                  Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase


                                      G-18



Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. The Income Credit is equal to a percentage ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. PLEASE SEE THE INCOME CREDIT TABLES ABOVE FOR THE INCOME CREDIT PERCENTAGE APPLICABLE TO YOUR CONTRACT. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Persons(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECT OF WITHDRAWALS ON POLARIS INCOME PLUS" BELOW.

How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


                                      G-19



What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect


                                      G-20



for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING FEES ARE APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee


                                      G-21



rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income


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Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


    CANCELLATION
  REQUEST RECEIVED            CANCELLATION EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity


                                      G-23



Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME BUILDER

Polaris Income Builder is no longer available for election.


DEFINED TERMS


ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE

The date the living benefit was elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit QuarterAnniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.


CONTRACT YEAR

Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This


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withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE

The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE

The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


   FOR CONTRACTS         INCOME CREDIT
     PURCHASED        (AS A PERCENTAGE OF
    BETWEEN THE          INCOME CREDIT                  INCOME
 FOLLOWING DATES:            BASE)                CREDIT AVAILABILITY
 8/22/16 -                   5.0%           Available during the first 12
 4/30/18                                      Benefit Years - the Income
                                            Credit is ELIMINATED in years
 5/1/15 -                    6.0%


              withdrawals are taken
 8/21/16

INCOME CREDIT BASE

The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS

We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT

The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each BenefitYear while the contract value is greater than zero.


MINIMUM INCOME BASE

The guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income


                                      G-25



Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE TABLES

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

FOR CONTRACTS PURCHASED BETWEEN FEBRUARY 29, 2016 AND APRIL 30, 2018:


  NUMBER OF COVERED PERSONS AND AGE OF
  COVERED PERSON AT FIRST WITHDRAWAL(1)        MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)    4.90%  /  4.90%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

FOR CONTRACTS PURCHASED BETWEEN MAY 1, 2015 AND FEBRUARY 28, 2016:


  NUMBER OF COVERED PERSONS AND AGE OF
  COVERED PERSON AT FIRST WITHDRAWAL(1)        MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.50%  /  5.25%
 Two Covered Persons (Age 65 and Older)     5.0%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


POLARIS INCOME BUILDER INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND APRIL 30, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:


 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Asset
                  Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


                                      G-26



To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The MINIMUM INCOME BASE is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. PLEASE SEE THE INCOME CREDIT TABLES ABOVE TO DETERMINE THE INCOME CREDIT APPLICABLE TO YOU.

The Income Credit may only be added to the Income Base IF NO WITHDRAWALS ARE TAKEN IN A BENEFIT YEAR. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.


                                      G-27



PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME BUILDER?" ABOVE.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS ON WITHDRAWALS POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual


                                      G-28



     Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of


                                      G-29



surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Builder, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

No Income Credit will be included in the calculation of the Income Base when an RMD is taken.


                                      G-30



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.


                                      G-31



If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY Appendix for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


                                      G-32

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX H - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL

             PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)


                                  ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
      VARIABLE PORTFOLIOS              1              2              3             4*
 Invesco V.I. Comstock Fund           5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth and
   Income Fund                        6.00%          7.00%          8.00%         8.00%
 SA AB Growth                         1.00%          1.00%          1.00%         2.00%
 SA AB Small & Mid Cap
   Value                              1.00%          1.00%          1.00%         2.00%
 SA American Funds(R) Global
   Growth                             2.00%          3.00%          4.00%         6.00%
 SA American Funds(R)
   Growth-Income                      0.00%          0.00%          1.00%         4.00%
 SA Boston Company Capital
   Growth                             2.00%          3.00%          3.00%         4.00%
 SA DFA Ultra Short Bond              2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street               3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate Bond         10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional
   AM(SM) Real Estate                 0.00%          0.00%          0.00%         1.00%
 SA Franklin Small Company
   Value                              0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs Global
   Bond                               4.00%          4.00%          2.00%         2.00%
 SA Janus Focused Growth*             0.00%          1.00%          1.00%         2.00%
 SA JPMorgan Emerging
   Markets                            0.00%          1.00%          2.00%         2.00%
 SA JPMorgan Equity-Income            6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS Core
   Bond                              17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW Large
   Cap Value                          4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip Growth              2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                    6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International Equities             3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main Street
   Large Cap                          3.00%          4.00%          4.00%         6.00%
 SA PineBridge High-Yield
   Bond                               4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign Value           3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                       3.00%          3.00%          4.00%         5.00%
 SA Wellington Government
   and Quality Bond                   8.00%          8.00%          7.00%         2.00%
 SA Wellington Real Return            5.00%          3.00%          2.00%         0.00%
                       TOTAL           100%           100%           100%          100%

* Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.


                                      H-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      H-2



        Please forward a copy (without charge) of the Polaris Platinum Elite Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: The Variable Annuity Life Insurance Company

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                      THE VARIABLE ANNUITY LIFE INSURANCE
                           COMPANY SEPARATE ACCOUNT A

                    POLARIS PLATINUM ELITE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2019

                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    3
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Distribution of Contracts...........................................   16
Financial Statements................................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC" or "Company") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE

The following underlying funds currently do not buy individual securities directly: SA American Funds(R) Global Growth Portfolio, SA American Funds(R) Growth Portfolio, SA American Funds(R) Growth-Income Portfolio, SA American Funds(R) Asset Allocation Portfolio, and SA American Funds(R) VCP Managed Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).
Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible;

if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

[TO BE UPDATED BY AMENDMENT]

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:

[TO BE UPDATED BY AMENDMENT].

(b)  Exhibits


(1)    (a)  Resolutions adopted by The Variable Annuity Life Insurance Company Board of
            Directors at its Annual Meeting of April 18, 1979 establishing The Variable
            Annuity Life Insurance Company Separate Account A............................. 1
       (b)  Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance
            Company Board of Directors.................................................... 2
(2)    Form of Custody Agreements......................................................... Not Applicable
(3)    (a)  Amended and Restated Distribution Agreement between The Variable Annuity
            Life Insurance Company and American General Distributors dated January 1,
            2002.......................................................................... 4
       (b)  Amendment No.1 to Distribution Agreement dated April 30, 2015................. 4
(4)    (a)  Variable Annuity Contract (V-803 (11/14))..................................... 4
       (b)  Nursing Home Waiver Rider (VE-7036-RI (11/14))................................ 4
       (c)  Return of Purchase Payment Optional Death Benefit Endorsement
            (VE-8022 (11/14))............................................................. 4
       (d)  Maximum Anniversary Value Optional Death Benefit Endorsement
            (VE-8023 (11/14))............................................................. 4
       (e)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (11/14)).............. 4
       (f)  Premium Plus Endorsement (VE-6245 (11/14)).................................... 4
       (g)  Individual Retirement Annuity Endorsement (VE-6171 (11/14))................... 4
       (h)  Roth IRA Endorsement (VE-6172 (11/14))........................................ 4
       (i)  SEP IRA Endorsement (VE-6173 (11/14))......................................... 4
       (j)  Pension and Profit Sharing Plan Endorsement (VE-6067 (11/14))................. 4
       (k)  State Deferred Compensation Plan Endorsement (VE-6066 (11/14))................ 4
       (l)  Economic Growth and Tax Relief Reconciliation Act ("EGTRRA)
            (VE-6174 (11/14))............................................................. 4
       (m)  Extended Legacy Program Guide................................................. 4
       (n)  Optional Guaranteed Living Benefit Endorsement (VE-8036 (11/15)).............. 5
       (o)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (12/15)).............. 6
       (p)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022
            (12/15))...................................................................... 7
       (q)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022
            (8/16))....................................................................... 7
       (r)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023
            (12/15))...................................................................... 7
       (s)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023
            (8/16))....................................................................... 7
       (t)  Optional Guaranteed Living Benefit Endorsement Daily (VE-8036 (12/16))........ 7
(5)    Application for Contract
       (a)  Annuity Application (VA-579 (11/14)).......................................... 4
       (b)  Annuity Application (VA-579 (10/16)).......................................... 6
       (c)  Annuity Application (VA-579E (1/16)).......................................... 6
       (d)  Annuity Application (VA-579E (10/16))......................................... 6
(6)    Corporate Documents of Depositor
       (a)  Copy of Amended and Restated Articles of Incorporation of The Variable
            Annuity Life Insurance Company, effective as of April 28, 1989................ 1
       (b)  Copy of Amendment Number One to Amended and Restated Articles of
            Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990.............................. 1
       (c)  Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance
            Company as amended through August 3, 2006..................................... 3
(7)    Reinsurance Contract............................................................... Not Applicable



(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement.................................. 4
         (b)  SunAmerica Series Trust Fund Participation Agreement.............................. 4
         (c)  Lord Abbett Fund Participation Agreement.......................................... 4
         (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder
              Fund Participation Agreement...................................................... 4
         (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation
              Agreement......................................................................... 4
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation
              Agreement Addendum................................................................ 4
         (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
              Participation Agreement........................................................... 4
         (h)  Seasons Series Trust Fund Participation Agreement................................. 4
         (i)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement............... 6
(9)      Opinion of Counsel and Consent of Depositor............................................ 4
(10)     Consent................................................................................ To be Filed by Amendment
(11)     Financial Statements Omitted from Item 23.............................................. Not Applicable
(12)     Initial Capitalization Agreement....................................................... Not Applicable
(13)     Other
         (a)  Power of Attorney -- The Variable Annuity Life Insurance Company Directors........ 8

--------
1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.

2 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 77, File Nos. 033-75292 and 811-03240, filed on April 30, 2003,
  Accession No. 0000899243-03-000987.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-137942 and 811-03240, filed on October 11, 2006, Accession No.
  0001193125-06-206012.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession
  No. 0001193125-15-149785.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  222, File Nos. 333-201800 and 811-03240, filed on April 29, 2016, Accession
  No. 0001193125-16-568272.

6 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016,
  Accession No. 0001193125-16-794260.

7 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession
  No. 0001193125-17-139091.

8 Incorporated by reference to Post-Effective Amendment No. 14 and Amendment
  248, File Nos. 333-201800 and 811-03240 filed on April 30, 2018, Accession
  No. 0001193125-18-143273.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board and President
Jana W. Greer(1)                                   Director and Chief Executive Officer
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Elias F. Habayeb(2)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Craig A. Sabal(4)                                  Director, Senior Vice President and Chief Investment Officer
Robert J. Scheinerman                              President, Group Retirement
Glenn R. Harris                                    Executive Vice President
Charles S. Shamieh(2)                              Executive Vice President, Head of Legacy Portfolio
Eric S. Levy                                       Executive Vice President
Don W. Cummings(2)                                 Senior Vice President and Controller
Kevin K. DePeugh (5)                               Senior Vice President and Chief Information Security Officer
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President and General Counsel
Kara R. Boling                                     Senior Vice President, Operations
Andre P. Axel(3)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Craig A. Anderson                                  Senior Vice President and Life Controller
Stewart R. Polakov(1)                              Vice President
William L. Mask                                    Vice President
Julie Cotton Hearne                                Vice President and Secretary
Manda Ghaferi(1)                                   Vice President
Christina M. Haley (1)                             Vice President, Product Filing
Mary M. Newitt (1)                                 Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Frank Kophamel                                     Vice President and Appointed Actuary
Mallary L. Reznik(1)                               Vice President and Assistant Secretary
Michael J. Kirincic (4)                            Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Daniel R. Cricks                                   Vice President and Tax Officer
Stephen G. Lunanuova (4)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
Justin J.W. Caulfield(2)                           Vice President and Treasurer
Michelle D. Campion(3)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(3)                              Vice President
Melissa H. Cozart                                  Privacy Officer
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Mark J. Happe                                      Vice President, 38a-1 Compliance Officer
Rosemary Foster                                    Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Laszlo Kulin(4)                                    Investment Tax Officer
Alireza Vaseghi(4)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets


--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   175 Water Street, New York, NY 10038

(3)   777 S. Figueroa Street, Los Angeles, CA 90017

(4)   80 Pine Street, New York, NY 10005

(5)   50 Danbury Road, Wilton, CT 06897

(6)   2000 American General Way, Brentwood, TN 37027


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

[To be Updated by Amendment]

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-18-000022, filed on February 16, 2018. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS

[To be Updated by Amendment]

As of January 15, 2019, the number of Polaris Platinum Elite contracts funded by The Variable Annuity Life Insurance Company Separate Account A was 2,521 of which 2,150 were qualified contracts and 371 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                           POSITION
------------------------------ -------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Chief Financial Officer, Chief Operation Officer, Controller, Vice
                               President and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   T. Clay Spires(2)           Vice President, Tax Officer
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 6th day of February, 2019.


                                       THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY SEPARATE ACCOUNT A
                                       (Registrant)


                                       BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.


            SIGNATURE                                       TITLE                                 DATE
---------------------------------   ----------------------------------------------------   -----------------
*KEVIN T. HOGAN                         Director, Chairman of the Board and President      February 6, 2019
------------------------------
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                 Director, Senior Vice President and Chief Risk      February 6, 2019
------------------------------                             Officer
KATHERINE A. ANDERSON

*THOMAS J. DIEMER                       Director, Executive Vice President and Chief       February 6, 2019
------------------------------                        Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                              Director and Chief Executive Officer           February 6, 2019
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                         Director                         February 6, 2019
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary and    February 6, 2019
------------------------------                 Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                        Director, Senior Vice President and Chief        February 6, 2019
------------------------------                      Distribution Officer
STEPHEN A. MAGINN

------------------------------            Director, Senior Vice President and Chief
CRAIG A. SABAL
                                                     Investment Officer

*DON W. CUMMINGS                            Senior Vice President and Controller           February 6, 2019
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                    Senior Vice President and Life Controller        February 6, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                    Attorney-in-Fact                     February 6, 2019
------------------------------
*MANDA GHAFERI